UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2010

1.809104.106

BAL-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Johnson Controls, Inc.	1,074,500	$ 39,155
TRW Automotive Holdings Corp. (a)	278,369	13,220
		52,375
Automobiles - 0.5%
BYD Co. Ltd. (H Shares) (f)	1,365,000	8,244
Ford Motor Co. (a)	4,649,452	74,112
General Motors Co.	393,900	13,471
		95,827
Distributors - 0.1%
Li & Fung Ltd.	2,567,000	16,000
Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group, Inc.	205,700	3,612
Darden Restaurants, Inc.	551,702	27,006
Marriott International, Inc. Class A	668,400	26,208
McDonald's Corp.	311,947	24,425
Royal Caribbean Cruises Ltd. (a)	329,400	13,258
Starwood Hotels & Resorts Worldwide, Inc.	603,400	34,297
		128,806
Household Durables - 0.4%
D.R. Horton, Inc.	1,083,700	10,880
M.D.C. Holdings, Inc.	395,361	9,872
Stanley Black & Decker, Inc.	721,787	42,968
Whirlpool Corp.	273,900	19,995
		83,715
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	281,500	49,375
Expedia, Inc.	911,000	23,987
Rakuten, Inc.	9,264	7,096
		80,458
Leisure Equipment & Products - 0.1%
Brunswick Corp.	500,453	7,982
Eastman Kodak Co. (a)(f)	1,961,800	9,240
Pool Corp.	281,700	5,969
		23,191
Media - 2.1%
Comcast Corp. Class A	3,713,100	74,262
DIRECTV (a)	1,503,700	62,449
DreamWorks Animation SKG, Inc. Class A (a)	108,082	3,349
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Legend Pictures Holdings LLC unit (a)(q)	8,571	$ 6,428
Liberty Global, Inc. Class A (a)(f)	527,607	18,603
Naspers Ltd. Class N	186,400	9,303
The Walt Disney Co.	2,653,130	96,866
Time Warner Cable, Inc.	717,606	44,161
Time Warner, Inc.	2,003,469	59,082
Viacom, Inc. Class B (non-vtg.)	1,341,918	50,765
		425,268
Multiline Retail - 0.5%
Nordstrom, Inc.	748,374	32,030
Target Corp.	1,184,025	67,418
		99,448
Specialty Retail - 1.2%
Best Buy Co., Inc.	739,203	31,579
Hengdeli Holdings Ltd.	15,560,000	10,120
Home Depot, Inc.	2,545,400	76,897
Lowe's Companies, Inc.	2,470,900	56,089
Sally Beauty Holdings, Inc. (a)	1,016,279	13,974
TJX Companies, Inc.	704,612	32,137
Urban Outfitters, Inc. (a)	409,300	15,467
		236,263
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton (f)	102,441	15,536
Trinity Ltd.	6,602,000	6,674
		22,210
TOTAL CONSUMER DISCRETIONARY		1,263,561
CONSUMER STAPLES - 6.4%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	552,537	30,065
Coca-Cola Bottling Co. Consolidated	124,119	7,261
Coca-Cola FEMSA SAB de CV sponsored ADR	84,925	6,877
Coca-Cola Icecek AS	252,794	3,420
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	49,790	6,754
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,743,639	35,936
Diageo PLC sponsored ADR	573,807	41,119
Embotelladora Andina SA sponsored ADR	226,716	6,872
Molson Coors Brewing Co. Class B	849,078	40,459
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	697,966	$ 45,110
The Coca-Cola Co.	3,362,601	212,416
		436,289
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	145,300	6,656
CVS Caremark Corp.	2,867,540	88,894
Fresh Market, Inc.	14,100	511
Kroger Co.	1,059,578	24,953
Safeway, Inc.	1,588,655	36,523
Susser Holdings Corp. (a)	96,981	1,303
United Natural Foods, Inc. (a)	99,019	3,707
Wal-Mart Stores, Inc.	646,818	34,986
Walgreen Co.	1,327,922	46,278
		243,811
Food Products - 0.7%
Archer Daniels Midland Co.	519,154	15,050
Bunge Ltd.	247,679	15,064
Danone	69,300	4,059
Dean Foods Co. (a)	1,062,196	7,722
Green Mountain Coffee Roasters, Inc. (a)	590,632	21,901
Nestle SA	598,306	32,519
Unilever NV unit	1,421,753	40,349
Viterra, Inc.	370,400	3,305
		139,969
Household Products - 1.5%
Colgate-Palmolive Co.	808,504	61,891
Procter & Gamble Co.	4,103,843	250,622
		312,513
Personal Products - 0.2%
Avon Products, Inc.	1,014,278	28,968
Tobacco - 0.7%
Altria Group, Inc.	785,770	18,858
British American Tobacco PLC sponsored ADR	1,114,818	81,270
Philip Morris International, Inc.	648,494	36,893
Souza Cruz Industria Comerico	68,200	3,425
		140,446
TOTAL CONSUMER STAPLES		1,301,996
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.7%
Energy Equipment & Services - 1.9%
Aker Solutions ASA	168,800	$ 2,497
Baker Hughes, Inc.	1,906,392	99,437
Cameron International Corp. (a)	162,896	7,837
Dresser-Rand Group, Inc. (a)	68,618	2,603
Ensco International Ltd. ADR	443,460	21,020
Halliburton Co.	3,245,198	122,798
National Oilwell Varco, Inc.	210,955	12,929
Noble Corp.	1,182,708	40,117
Oceaneering International, Inc. (a)	261,349	18,059
Pride International, Inc. (a)	104,882	3,262
Saipem SpA	241,823	10,062
Schlumberger Ltd.	254,424	19,677
TETRA Technologies, Inc. (a)	362,600	3,989
Transocean Ltd. (a)	428,000	28,689
Vantage Drilling Co. (a)	1,393,700	2,453
		395,429
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	505,000	25,028
Anadarko Petroleum Corp.	495,777	31,809
Apache Corp.	682,148	73,426
BP PLC	802,100	5,353
BP PLC sponsored ADR	971,318	38,853
Chesapeake Energy Corp.	222,161	4,692
Chevron Corp.	515,708	41,757
Cimarex Energy Co.	198,945	16,023
Concho Resources, Inc. (a)	186,468	15,430
Concho Resources, Inc. (a)(q)	117,521	8,752
Denbury Resources, Inc. (a)	1,647,522	29,952
Devon Energy Corp.	257,400	18,165
Ellora Energy, Inc. (a)(g)	1,529,700	1,040
EXCO Resources, Inc.	106,400	1,976
Exxon Mobil Corp.	1,832,697	127,482
Falkland Oil & Gas Ltd. (a)	960,800	1,640
Frontier Oil Corp.	435,900	6,770
Holly Corp.	564,946	20,304
Imperial Oil Ltd. (f)	106,500	3,873
InterOil Corp. (a)(f)	105,900	8,041
Marathon Oil Corp.	619,100	20,721
Massey Energy Co.	460,786	22,629
Murphy Oil Corp.	326,702	22,059
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	37,000	$ 3,322
Occidental Petroleum Corp.	975,448	86,005
Peabody Energy Corp.	131,881	7,756
PetroBakken Energy Ltd. Class A (f)	315,600	5,733
Petrobank Energy & Resources Ltd. (a)	534,690	21,052
Petrohawk Energy Corp. (a)	217,341	3,875
Rodinia Oil Corp.	449,500	692
Royal Dutch Shell PLC Class B ADR	2,984,547	179,998
Southwestern Energy Co. (a)	588,432	21,301
Talisman Energy, Inc.	1,847,900	35,478
Whiting Petroleum Corp. (a)	317,840	34,978
Williams Companies, Inc.	1,019,700	23,259
		969,224
TOTAL ENERGY		1,364,653
FINANCIALS - 9.1%
Capital Markets - 1.4%
BlackRock, Inc. Class A	286,900	46,765
Credit Suisse Group	1,015,237	37,538
E*TRADE Financial Corp. (a)	422,281	6,229
Evercore Partners, Inc. Class A	187,300	5,653
Icap PLC	183,700	1,357
Invesco Ltd.	1,318,182	28,657
MF Global Holdings Ltd. (a)	1,503,500	11,802
Morgan Stanley	2,307,819	56,449
State Street Corp.	1,894,718	81,852
		276,302
Commercial Banks - 2.8%
Banco do Brasil SA	967,200	18,554
Banco Macro SA sponsored ADR	144,500	7,212
BB&T Corp.	1,024,919	23,778
CIT Group, Inc. (a)	153,200	6,045
Comerica, Inc.	348,885	12,731
DnB NOR ASA	249,000	3,041
FirstMerit Corp.	775,099	13,506
HDFC Bank Ltd.	161,483	8,079
Huntington Bancshares, Inc.	4,318,887	25,201
Industrial & Commercial Bank of China Ltd.:
rights 12/16/10 (a)	1,115,730	366
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Industrial & Commercial Bank of China Ltd.: - continued
(H Shares)	24,794,000	$ 19,286
KeyCorp	435,472	3,279
M&T Bank Corp.	223,600	17,208
Marshall & Ilsley Corp.	2,671,100	12,795
PNC Financial Services Group, Inc.	787,259	42,394
PT Bank Rakyat Indonesia Tbk	6,574,000	7,641
Regions Financial Corp.	4,189,686	22,541
Standard Chartered PLC (United Kingdom)	670,757	18,058
Sumitomo Mitsui Financial Group, Inc.	422,500	12,975
SunTrust Banks, Inc.	1,405,063	32,822
Synovus Financial Corp.	2,124,020	4,312
Turkiye Garanti Bankasi AS	2,380,000	13,195
U.S. Bancorp, Delaware	2,791,257	66,376
Wells Fargo & Co.	6,278,838	170,847
		562,242
Consumer Finance - 0.3%
Capital One Financial Corp.	831,374	30,952
Discover Financial Services	1,229,210	22,470
Promise Co. Ltd. (f)	560,750	3,156
		56,578
Diversified Financial Services - 2.5%
African Bank Investments Ltd.	3,388,511	16,783
Citigroup, Inc. (a)	47,949,616	201,388
ING Groep NV (Certificaten Van Aandelen) unit (a)	991,800	8,746
IntercontinentalExchange, Inc. (a)	298,237	33,611
JPMorgan Chase & Co.	6,480,534	242,242
NBH Holdings Corp. Class A (a)(g)	576,500	11,242
		514,012
Insurance - 1.3%
Allstate Corp.	342,313	9,965
Aon Corp.	575,800	23,101
CNO Financial Group, Inc. (a)	2,653,833	15,525
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,600	26,179
Genworth Financial, Inc. Class A (a)	861,796	10,049
Lincoln National Corp.	553,500	13,218
MetLife, Inc.	2,817,307	107,480
Protective Life Corp.	559,900	13,169
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	672,750	$ 34,095
Unum Group	1,053,000	22,629
		275,410
Real Estate Investment Trusts - 0.5%
ProLogis Trust	3,856,477	50,173
Public Storage	77,630	7,499
The Macerich Co.	516,001	23,911
U-Store-It Trust	1,033,200	8,545
Weyerhaeuser Co.	916,100	15,290
		105,418
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	14,485,000	5,098
BR Malls Participacoes SA	2,108,600	20,779
Indiabulls Real Estate Ltd. (a)	4,395,850	14,757
PT Lippo Karawaci Tbk	92,157,000	6,937
		47,571
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	539,368	8,086
Ocwen Financial Corp. (a)	1,765,990	15,541
		23,627
TOTAL FINANCIALS		1,861,160
HEALTH CARE - 6.3%
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc. (a)	4,123	65
Amgen, Inc. (a)	490,581	25,849
AVEO Pharmaceuticals, Inc.	354,200	5,235
AVEO Pharmaceuticals, Inc. (q)	77,244	1,142
Biogen Idec, Inc. (a)	757,008	48,426
BioMarin Pharmaceutical, Inc. (a)	809,900	21,932
Genzyme Corp. (a)	567,853	40,442
Gilead Sciences, Inc. (a)	1,895,944	69,202
Human Genome Sciences, Inc. (a)	196,631	4,823
		217,116
Health Care Equipment & Supplies - 1.0%
American Medical Systems Holdings, Inc. (a)	447,703	8,027
C. R. Bard, Inc.	335,818	28,494
Cooper Companies, Inc.	265,400	14,199
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	1,302,973	$ 54,816
Edwards Lifesciences Corp. (a)	605,402	40,174
Mako Surgical Corp. (a)	834,230	9,569
Masimo Corp.	206,052	6,359
Microport Scientific Corp.	879,000	849
Quidel Corp. (a)	975,647	12,888
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,404,000	6,610
William Demant Holding AS (a)	249,976	17,412
		199,397
Health Care Providers & Services - 1.6%
CIGNA Corp.	866,088	31,881
Diagnosticos da America SA	685,300	8,791
Express Scripts, Inc. (a)	634,454	33,049
Fresenius Medical Care AG & Co. KGaA	183,886	10,613
Henry Schein, Inc. (a)	778,513	44,710
McKesson Corp.	765,500	48,915
Medco Health Solutions, Inc. (a)	1,353,343	82,987
UnitedHealth Group, Inc.	2,036,621	74,377
		335,323
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	192,972	3,387
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)(f)	398,061	12,997
Covance, Inc. (a)	324,800	14,587
Illumina, Inc. (a)	532,134	31,992
Lonza Group AG	138,289	10,672
QIAGEN NV (a)	466,606	8,539
		78,787
Pharmaceuticals - 2.2%
Abbott Laboratories	85,490	3,976
Allergan, Inc.	495,742	32,853
Genomma Lab Internacional SA de CV (a)	2,199,600	5,125
GlaxoSmithKline PLC sponsored ADR	184,700	7,070
Johnson & Johnson	755,252	46,486
Lupin Ltd.	667,397	7,453
Merck & Co., Inc.	4,275,238	147,367
Novo Nordisk AS Series B	331,595	32,903
Pfizer, Inc.	5,216,293	84,973
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	473,300	$ 33,292
Valeant Pharmaceuticals International, Inc.	1,543,097	39,998
		441,496
TOTAL HEALTH CARE		1,275,506
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.5%
Goodrich Corp.	653,404	56,042
Precision Castparts Corp.	479,600	66,218
The Boeing Co.	1,167,266	74,437
United Technologies Corp.	1,371,627	103,242
		299,939
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	264,900	19,526
Airlines - 0.1%
Southwest Airlines Co.	1,816,783	24,200
Building Products - 0.2%
Armstrong World Industries, Inc.	272,446	13,205
Lennox International, Inc.	414,929	18,253
Owens Corning (a)	474,708	12,490
		43,948
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	872,454	24,551
Stericycle, Inc. (a)	394,300	29,139
		53,690
Construction & Engineering - 0.1%
Fluor Corp.	502,536	29,062
Electrical Equipment - 0.8%
Cooper Industries PLC Class A	649,900	35,420
Emerson Electric Co.	1,394,486	76,794
GrafTech International Ltd. (a)	397,061	7,782
Regal-Beloit Corp.	607,829	37,078
Saft Groupe SA	92,145	2,905
		159,979
Industrial Conglomerates - 1.1%
General Electric Co.	11,035,205	174,687
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,751,516	$ 39,164
Tyco International Ltd.	225,700	8,552
		222,403
Machinery - 1.6%
Caterpillar, Inc.	1,245,397	105,361
Cummins, Inc.	703,407	68,315
Danaher Corp.	1,454,838	62,922
Dover Corp.	403,500	22,116
Ingersoll-Rand Co. Ltd.	706,200	28,954
Navistar International Corp. (a)	602,322	30,827
NSK Ltd.	829,000	6,977
Vallourec SA	72,264	6,862
		332,334
Road & Rail - 0.9%
CSX Corp.	1,252,707	76,177
Union Pacific Corp.	1,148,065	103,452
		179,629
TOTAL INDUSTRIALS		1,364,710
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	939,892	19,926
Ciena Corp. (a)(f)	804,096	12,182
Meru Networks, Inc. (a)(f)	526,515	7,303
QUALCOMM, Inc.	1,603,112	74,929
ViaSat, Inc. (a)	186,900	7,730
		122,070
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,696,994	528,020
Imagination Technologies Group PLC (a)	1,422,598	7,943
NetApp, Inc. (a)	921,207	46,917
SanDisk Corp. (a)	1,065,652	47,528
Seagate Technology (a)	1,079,001	14,469
		644,877
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,356,898	47,519
HLS Systems International Ltd. (a)	588,503	8,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TPK Holdings Co.	1,098,000	$ 23,920
Wintek Corp. (a)	16,175,000	28,869
		108,318
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	827,455	43,185
eBay, Inc. (a)	721,901	21,029
Google, Inc. Class A (a)	130,997	72,796
Mail.ru Group Ltd. GDR unit (a)(g)	27,100	1,111
Monster Worldwide, Inc. (a)	903,270	20,396
RightNow Technologies, Inc. (a)	392,800	9,950
WebMD Health Corp. (a)	1,377,782	70,735
		239,202
IT Services - 0.2%
Visa, Inc. Class A	605,050	44,683
Office Electronics - 0.0%
Xerox Corp.	584,827	6,702
Semiconductors & Semiconductor Equipment - 4.5%
Amkor Technology, Inc. (a)	541,125	3,766
Analog Devices, Inc.	2,436,288	86,634
Applied Materials, Inc.	9,058,092	112,592
Applied Micro Circuits Corp. (a)	933,536	8,663
ARM Holdings PLC sponsored ADR	1,449,625	27,180
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	4,112,094	134,178
ATMI, Inc. (a)	1,057,859	18,989
Broadcom Corp. Class A	1,940,391	86,328
Inotera Memories, Inc. (a)	38,741,880	16,969
Intersil Corp. Class A	2,240,493	28,566
KLA-Tencor Corp.	689,524	25,285
Lam Research Corp. (a)	2,090,350	94,756
Marvell Technology Group Ltd. (a)	1,943,158	37,484
Micron Technology, Inc. (a)	16,473,785	119,600
Nanya Technology Corp. (a)	15,781,245	8,181
Photronics, Inc. (a)	1,334,176	8,525
Powertech Technology, Inc.	3,368,000	10,663
Samsung Electronics Co. Ltd.	40,362	28,790
Skyworks Solutions, Inc. (a)	94,790	2,412
Varian Semiconductor Equipment Associates, Inc. (a)	1,574,152	49,633
		909,194
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.3%
CA, Inc.	525,683	$ 12,033
Check Point Software Technologies Ltd. (a)	901,520	38,648
Citrix Systems, Inc. (a)	181,986	12,088
Microsoft Corp.	6,455,526	162,744
Nuance Communications, Inc. (a)	715,537	12,647
Oracle Corp.	246,389	6,662
Red Hat, Inc. (a)	225,700	9,818
Taleo Corp. Class A (a)	318,867	9,789
		264,429
TOTAL INFORMATION TECHNOLOGY		2,339,475
MATERIALS - 1.9%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	196,620	16,953
Albemarle Corp.	276,247	14,942
Celanese Corp. Class A	186,042	6,884
CF Industries Holdings, Inc.	149,383	18,041
Clariant AG (Reg.) (a)	604,340	10,911
Dow Chemical Co.	1,283,486	40,019
Ecolab, Inc.	192,581	9,207
LyondellBasell Industries NV:
Class A (a)	419,650	12,258
Class B (a)	104,427	3,049
Monsanto Co.	497,023	29,782
Praxair, Inc.	346,306	31,877
Solutia, Inc. (a)	911,870	19,496
The Mosaic Co.	220,000	14,879
Wacker Chemie AG	58,594	10,038
		238,336
Construction Materials - 0.0%
HeidelbergCement AG	85,008	4,618
Containers & Packaging - 0.1%
Ball Corp.	331,817	21,860
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	245,752	10,780
AngloGold Ashanti Ltd. sponsored ADR	755,277	35,370
Carpenter Technology Corp.	235,742	8,598
Freeport-McMoRan Copper & Gold, Inc.	505,745	51,242
Pan American Silver Corp.	68,100	2,550
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	313,200	$ 13,922
Walter Energy, Inc.	63,945	6,563
		129,025
TOTAL MATERIALS		393,839
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Qwest Communications International, Inc.	21,942,036	153,594
Telefonica SA sponsored ADR	103,788	6,642
Verizon Communications, Inc.	3,166,378	101,356
		261,592
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	1,798,654	90,958
Clearwire Corp. Class A (a)	4,112,500	28,870
MetroPCS Communications, Inc. (a)	617,002	7,497
Vodafone Group PLC	6,464,200	16,125
Vodafone Group PLC sponsored ADR	148,800	3,729
		147,179
TOTAL TELECOMMUNICATION SERVICES		408,771
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	1,030,310	38,060
NextEra Energy, Inc.	1,900,854	96,221
PPL Corp.	2,010,825	51,095
Southern Co.	539,252	20,341
		205,717
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	891,100	9,633
Multi-Utilities - 1.0%
National Grid PLC	2,191,835	19,356
NiSource, Inc.	995,700	16,658
PG&E Corp.	1,358,107	63,736
Public Service Enterprise Group, Inc.	1,085,195	33,457
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	1,134,440	$ 56,824
Veolia Environnement	150,244	3,955
		193,986
TOTAL UTILITIES		409,336
TOTAL COMMON STOCKS (Cost $10,326,215)		11,983,007
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (f)	188,700	14,187
Volkswagen AG	131,862	21,187
		35,374
TOTAL PREFERRED STOCKS (Cost $24,796)		35,374
Nonconvertible Bonds - 6.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,693
5.875% 3/15/11	1,680	1,705
		6,398
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	6,765	7,061
5.875% 1/15/36	6,603	5,857
		12,918
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,008
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	417
Comcast Corp.:
4.95% 6/15/16	1,520	1,676
5.5% 3/15/11	309	313
5.7% 5/15/18	11,229	12,641
6.4% 3/1/40	4,756	5,068
6.45% 3/15/37	2,326	2,497
COX Communications, Inc. 4.625% 6/1/13	3,612	3,888
Discovery Communications LLC:
3.7% 6/1/15	4,720	4,966
6.35% 6/1/40	4,773	5,199
Liberty Media Corp. 8.25% 2/1/30	5,349	5,269
NBC Universal, Inc.:
3.65% 4/30/15 (g)	5,432	5,686
5.15% 4/30/20 (g)	7,276	7,756
6.4% 4/30/40 (g)	6,271	6,669
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,738
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,105
5.85% 5/1/17	3,400	3,880
6.2% 7/1/13	1,879	2,104
6.75% 7/1/18	949	1,126
Time Warner, Inc.:
5.875% 11/15/16	3,581	4,124
6.2% 3/15/40	3,821	4,072
6.5% 11/15/36	2,758	3,022
		97,224
TOTAL CONSUMER DISCRETIONARY		116,540
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,006	3,087
5.375% 11/15/14 (g)	5,328	5,956
Diageo Capital PLC 5.2% 1/30/13	4,139	4,508
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,595
PepsiCo, Inc. 4.875% 11/1/40	5,399	5,287
		21,433
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (n)	$ 3,829	$ 3,633
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	667
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,026
5.625% 11/1/11	2,959	3,086
6.5% 8/11/17	6,608	7,887
6.75% 2/19/14	436	505
		21,171
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	28,151
Reynolds American, Inc.:
6.75% 6/15/17	2,414	2,750
7.25% 6/15/37	8,028	8,531
		39,432
TOTAL CONSUMER STAPLES		85,669
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,510	6,936
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	7,675	7,704
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,508
5.15% 3/15/13	1,841	1,958
		18,106
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,142	6,632
Apache Corp. 5.1% 9/1/40	6,294	6,134
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,438
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,926
ConocoPhillips 5.75% 2/1/19	9,619	11,345
Duke Capital LLC 6.25% 2/15/13	809	882
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	1,095
6.45% 11/3/36 (g)	6,493	6,680
6.875% 2/1/11	1,870	1,888
El Paso Natural Gas Co. 5.95% 4/15/17	756	824
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 2,335	$ 2,625
Enterprise Products Operating LP 5.65% 4/1/13	563	609
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,314
Midcontinent Express Pipel LLC 5.45% 9/15/14 (g)	5,000	5,404
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,582	2,945
6.85% 1/15/40 (g)	9,822	11,448
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,652
Nexen, Inc.:
5.05% 11/20/13	3,109	3,375
5.2% 3/10/15	735	805
5.875% 3/10/35	1,565	1,565
6.4% 5/15/37	5,235	5,602
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	3,103
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,456
6.875% 1/20/40	10,192	11,007
7.875% 3/15/19	6,941	8,507
Plains All American Pipeline LP 7.75% 10/15/12	1,907	2,104
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,174
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,691	1,864
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,646
5.5% 9/30/14 (g)	4,853	5,298
5.832% 9/30/16 (g)	969	1,069
6.332% 9/30/27 (g)	5,910	6,477
6.75% 9/30/19 (g)	3,177	3,738
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,377
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	10,665
6.85% 6/1/39	8,895	10,350
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,516
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,414	$ 1,605
5.65% 4/1/16	970	1,142
		165,799
TOTAL ENERGY		183,905
FINANCIALS - 3.0%
Capital Markets - 0.6%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	10,296	11,355
6.95% 8/10/12	4,442	4,868
BlackRock, Inc. 6.25% 9/15/17	1,128	1,302
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,773	4,874
5.95% 1/18/18	3,225	3,497
6.75% 10/1/37	5,715	5,721
7.5% 2/15/19	10,921	12,723
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,760
Lazard Group LLC:
6.85% 6/15/17	3,123	3,316
7.125% 5/15/15	1,113	1,224
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,763	3,961
6.4% 8/28/17	3,535	3,788
6.875% 4/25/18	3,732	4,097
Morgan Stanley:
0.5891% 1/9/14 (n)	3,544	3,387
2.7856% 5/14/13 (n)	7,709	7,954
4.75% 4/1/14	642	667
5.95% 12/28/17	445	470
6% 5/13/14	6,140	6,693
7.3% 5/13/19	6,528	7,329
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,855
4.95% 11/1/12	3,124	3,367
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	12,068
5.75% 4/25/18	919	1,017
		122,293
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	$ 13,170	$ 13,332
Comerica, Inc. 3% 9/16/15	746	749
Credit Suisse New York Branch 6% 2/15/18	14,192	15,469
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (g)(n)	3,396	3,285
Discover Bank:
7% 4/15/20	3,200	3,472
8.7% 11/18/19	2,425	2,894
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,379
5.25% 2/10/14 (g)	456	488
5.5% 10/17/12	1,824	1,935
Fifth Third Bancorp:
4.5% 6/1/18	584	575
8.25% 3/1/38	2,978	3,420
Fifth Third Bank 4.75% 2/1/15	951	1,002
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	2,286	2,126
HBOS PLC 6.75% 5/21/18 (g)	560	536
JPMorgan Chase Bank 6% 10/1/17	1,694	1,903
KeyBank NA:
5.8% 7/1/14	4,565	4,965
7% 2/1/11	908	916
KeyBank NA, Cleveland 5.45% 3/3/16	2,765	2,974
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (n)	791	781
Marshall & Ilsley Bank:
4.85% 6/16/15	3,097	2,782
5% 1/17/17	4,377	3,822
5.25% 9/4/12	2,130	2,160
PNC Funding Corp. 3.625% 2/8/15	2,015	2,098
Regions Bank:
6.45% 6/26/37	5,575	4,683
7.5% 5/15/18	3,852	3,712
Regions Financial Corp.:
5.75% 6/15/15	1,383	1,290
7.75% 11/10/14	6,416	6,256
SVB Financial Group 5.375% 9/15/20	1,017	1,014
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	1,161	1,141
UnionBanCal Corp. 5.25% 12/16/13	535	584
Wachovia Bank NA 4.875% 2/1/15	1,138	1,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.625% 10/15/16	$ 2,748	$ 3,080
5.75% 6/15/17	2,371	2,655
Wells Fargo & Co.:
3.625% 4/15/15	7,671	8,052
3.75% 10/1/14	3,247	3,426
		111,176
Consumer Finance - 0.3%
Discover Financial Services 6.45% 6/12/17	11,229	11,972
General Electric Capital Corp.:
2.25% 11/9/15	5,113	4,953
3.5% 6/29/15	3,097	3,200
5.625% 9/15/17	22,752	25,049
Household Finance Corp. 6.375% 10/15/11	1,504	1,572
HSBC Finance Corp. 5.25% 1/14/11	1,058	1,063
ORIX Corp. 5.48% 11/22/11	311	320
SLM Corp.:
0.4922% 3/15/11 (n)	90	89
0.5184% 10/25/11 (n)	6,795	6,667
		54,885
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	8,190	8,480
BP Capital Markets PLC 3.625% 5/8/14	6,776	7,035
Capital One Capital V 10.25% 8/15/39	2,341	2,476
Citigroup, Inc.:
4.75% 5/19/15	7,664	7,993
5.375% 8/9/20	8,300	8,479
5.5% 4/11/13	8,594	9,212
6.125% 5/15/18	12,994	14,160
6.5% 1/18/11	1,057	1,065
6.5% 8/19/13	22,036	24,303
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,190
6.3% 4/23/19	8,000	9,147
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	856
5.5% 1/15/14 (g)	562	566
5.7% 4/15/17 (g)	1,371	1,241
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,828	$ 1,906
5.15% 3/15/20	2,626	2,808
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,765
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	3,948
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,246
		116,876
Insurance - 0.4%
American International Group, Inc. 6.4% 12/15/20	4,054	4,044
Aon Corp.:
3.5% 9/30/15	2,836	2,876
5% 9/30/20	3,045	3,112
6.25% 9/30/40	2,120	2,149
Assurant, Inc. 5.625% 2/15/14	1,546	1,632
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	485
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	1,190
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	663
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	430
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,143	6,869
MetLife, Inc.:
5% 6/15/15	941	1,032
5.875% 2/6/41	2,211	2,268
6.125% 12/1/11	800	840
6.75% 6/1/16	5,158	6,109
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	489
5.125% 6/10/14 (g)	4,625	5,126
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,363
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,922
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,203	3,796
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,860	4,190
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,942
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,992	5,086
Pacific LifeCorp 6% 2/10/20 (g)	4,566	4,963
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,607
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.15% 1/15/13	$ 1,752	$ 1,877
7.375% 6/15/19	2,520	3,019
8.875% 6/15/38 (n)	2,403	2,763
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	4,323
Unum Group 5.625% 9/15/20	3,528	3,571
		84,736
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	318
5.5% 1/15/12	1,020	1,067
Camden Property Trust:
5.375% 12/15/13	3,103	3,354
5.875% 11/30/12	542	580
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,661	2,692
5.375% 10/15/12	2,478	2,552
7.5% 4/1/17	3,309	3,713
Duke Realty LP:
4.625% 5/15/13	735	764
5.875% 8/15/12	98	104
Equity One, Inc.:
6% 9/15/17	717	731
6.25% 1/15/17	399	415
Federal Realty Investment Trust:
5.4% 12/1/13	355	385
5.9% 4/1/20	1,780	1,956
6% 7/15/12	2,371	2,526
6.2% 1/15/17	501	569
HRPT Properties Trust:
5.75% 11/1/15	719	759
6.25% 6/15/17	996	1,047
6.65% 1/15/18	676	724
Washington (REIT) 5.95% 6/15/11	2,985	3,048
		27,304
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,228
Arden Realty LP 5.2% 9/1/11	1,083	1,118
BioMed Realty LP 6.125% 4/15/20 (g)	2,364	2,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 3,377	$ 3,381
5.75% 4/1/12	1,536	1,585
Digital Realty Trust LP 4.5% 7/15/15 (g)	3,650	3,747
Duke Realty LP:
5.4% 8/15/14	564	600
5.5% 3/1/16	3,075	3,262
5.625% 8/15/11	5,592	5,720
8.25% 8/15/19	2,379	2,851
ERP Operating LP:
4.75% 7/15/20	5,094	5,264
5.5% 10/1/12	382	411
Liberty Property LP:
4.75% 10/1/20	7,198	7,351
5.125% 3/2/15	910	990
5.5% 12/15/16	1,227	1,355
Mack-Cali Realty LP 7.75% 2/15/11	789	800
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,303
Regency Centers LP:
4.95% 4/15/14	494	521
5.25% 8/1/15	1,725	1,839
5.875% 6/15/17	877	963
Simon Property Group LP:
4.2% 2/1/15	2,640	2,817
6.75% 5/15/14	5,698	6,526
Tanger Properties LP:
6.125% 6/1/20	2,967	3,262
6.15% 11/15/15	1,230	1,365
		63,810
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	3,800	3,750
5.65% 5/1/18	9,440	9,673
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,337	5,752
Independence Community Bank Corp. 2.11% 4/1/14 (n)	3,410	3,346
		22,521
TOTAL FINANCIALS		603,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,413	$ 1,428
6.3% 8/15/14	2,925	3,091
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,263
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,033
		11,815
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,562
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,354
		7,916
TOTAL HEALTH CARE		19,731
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (g)	5,000	5,747
6.4% 12/15/11 (g)	661	690
		6,437
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	51	52
Continental Airlines, Inc.:
6.648% 3/15/19	2,280	2,391
6.82% 5/1/18	179	190
6.9% 7/2/19	661	705
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	273	290
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,551	1,502
8.36% 7/20/20	1,068	1,088
		6,218
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	25,356	27,730
TOTAL INDUSTRIALS		40,385
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 2,385	$ 2,647
6% 10/1/12	3,134	3,360
6.55% 10/1/17	1,119	1,284
		7,291
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,369
TOTAL INFORMATION TECHNOLOGY		8,660
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.25% 11/15/20	6,785	6,607
7.6% 5/15/14	9,652	11,272
		17,879
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,632
Metals & Mining - 0.1%
Anglo American Capital PLC 4.45% 9/27/20 (g)	1,608	1,656
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,683
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (g)	2,373	2,320
6.375% 11/30/12 (g)	1,618	1,765
United States Steel Corp. 6.65% 6/1/37	4,497	3,907
Vale Overseas Ltd. 6.25% 1/23/17	1,877	2,131
		13,462
TOTAL MATERIALS		32,973
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	5,700	5,759
6.3% 1/15/38	10,595	11,262
6.8% 5/15/36	9,241	10,337
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,719
British Telecommunications PLC 9.375% 12/15/10 (e)	2,197	2,203
CenturyLink, Inc. 7.6% 9/15/39	5,440	5,456
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 6.875% 11/15/28	$ 12,000	$ 10,200
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,712
5.25% 10/1/15	3,073	3,259
6.999% 6/4/18	8,694	9,667
7.2% 7/18/36	4,780	4,578
Telefonica Emisiones SAU 6.421% 6/20/16	939	1,060
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,133
6.25% 4/1/37	4,611	5,052
Verizon New England, Inc. 6.5% 9/15/11	720	751
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,299
		79,447
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,632	12,574
5.875% 10/1/19	8,257	9,178
6.35% 3/15/40	2,500	2,594
Vodafone Group PLC:
5% 12/16/13	1,856	2,032
5.5% 6/15/11	2,232	2,289
		28,667
TOTAL TELECOMMUNICATION SERVICES		108,114
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	3,896	3,837
Ameren Illinois Co. 6.125% 11/15/17	333	382
AmerenUE 6.4% 6/15/17	2,415	2,774
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,675
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	9,945	10,081
Edison International 3.75% 9/15/17	4,113	4,198
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,697
6% 2/2/18 (g)	1,929	1,925
FirstEnergy Corp. 7.375% 11/15/31	4,230	4,488
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,924
6.05% 8/15/21	5,360	5,680
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	$ 589	$ 576
5.125% 11/1/40 (g)	4,211	4,244
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	4,818	4,731
3.75% 11/15/20 (g)	948	926
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	1,263	1,275
Nevada Power Co.:
6.5% 5/15/18	5,290	6,281
6.5% 8/1/18	1,270	1,514
Pennsylvania Electric Co. 6.05% 9/1/17	618	688
Pepco Holdings, Inc. 2.7% 10/1/15	4,556	4,542
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	204	199
Progress Energy, Inc.:
6% 12/1/39	4,410	4,793
7.1% 3/1/11	2,737	2,781
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,383
Tampa Electric Co. 6.15% 5/15/37	4,486	4,874
		79,468
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	388
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,507
		2,895
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	1,662	1,855
Exelon Generation Co. LLC:
4% 10/1/20	7,500	7,315
5.35% 1/15/14	1,235	1,360
		10,530
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	2,960
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,181
6.3% 9/30/66 (n)	12,240	11,842
7.5% 6/30/66 (n)	2,636	2,741
DTE Energy Co. 7.05% 6/1/11	795	819
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,361	2,562
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
6.5% 9/15/37	$ 3,287	$ 3,809
NiSource Finance Corp.:
5.25% 9/15/17	682	730
5.4% 7/15/14	6,089	6,739
5.45% 9/15/20	980	1,050
6.4% 3/15/18	1,072	1,221
6.8% 1/15/19	4,065	4,723
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	3,167	3,104
		45,481
TOTAL UTILITIES		138,374
TOTAL NONCONVERTIBLE BONDS (Cost $1,215,176)		1,337,952
U.S. Government and Government Agency Obligations - 14.6%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	12,990	13,720
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	187,066	208,437
U.S. Treasury Obligations - 13.5%
U.S. Treasury Bills, yield at date of purchase 0.14% 2/24/11 (j)	5,400	5,398
U.S. Treasury Bonds:
3.875% 8/15/40	33,000	31,598
4.375% 11/15/39	74,120	77,409
U.S. Treasury Notes:
0.5% 11/15/13	780,000	775,297
1% 10/31/11	500,000	503,184
1.25% 8/31/15	60,000	59,648
1.375% 11/30/15	120,000	119,475
1.75% 3/31/14	4,380	4,510
1.875% 6/30/15 (k)	266,000	272,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 8/15/20	$ 393,000	$ 388,118
3.125% 4/30/17	480,000	513,450
TOTAL U.S. TREASURY OBLIGATIONS		2,750,716
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,961,431)		2,972,873
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae - 3.8%
2.577% 6/1/36 (n)	212	220
3% 12/1/25 (h)	16,000	15,972
3.466% 7/1/37 (n)	711	745
3.5% 12/1/25 (h)(i)	13,000	13,288
3.5% 12/1/25 (h)(i)	13,000	13,288
3.5% 11/1/40 (i)	169,334	166,495
3.5% 12/1/40 (h)(i)	24,000	23,569
4% 4/1/24 to 10/1/40	30,155	30,765
4% 12/1/25 (h)(i)	12,000	12,473
4% 12/1/40 (h)	10,000	10,146
4% 12/1/40 (h)	15,000	15,219
4.5% 6/1/24 to 11/1/40	39,240	40,890
4.5% 12/1/25 (h)	1,500	1,580
4.5% 12/1/40 (h)(i)	39,000	40,568
4.5% 12/1/40 (h)	8,000	8,322
5% 6/1/24 to 8/1/40	56,123	59,644
5% 12/1/40 (h)(i)	34,000	36,026
5% 12/1/40 (h)	2,000	2,119
5.5% 9/1/24 to 3/1/40	143,032	153,755
5.5% 12/1/40 (h)(i)	15,000	16,116
5.5% 12/1/40 (h)	1,800	1,934
6% 2/1/23 to 2/1/39	42,361	46,122
6% 12/1/40 (h)	11,300	12,294
6% 12/1/40 (h)(i)	7,000	7,615
6% 12/1/40 (h)	6,000	6,528
6% 12/1/40 (h)(i)	10,000	10,879
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 1/1/41 (h)	$ 16,000	$ 17,376
6.5% 1/1/36 to 8/1/36	5,969	6,723
TOTAL FANNIE MAE		770,671
Freddie Mac - 0.4%
4.361% 10/1/35 (n)	296	314
4.5% 7/1/25 to 10/1/40	2,697	2,822
5% 3/1/19 to 9/1/40	61,060	64,787
6% 7/1/37	80	88
6% 12/1/40 (h)	6,400	6,939
6.5% 11/1/34 to 3/1/36	10,146	11,416
TOTAL FREDDIE MAC		86,366
Ginnie Mae - 0.5%
4% 1/15/25 to 2/15/40	27,078	28,565
4% 12/1/40 (h)	3,900	3,999
4% 12/1/40 (h)	3,000	3,076
4.5% 3/15/39 to 9/20/40	43,455	45,738
5.5% 12/15/31 to 1/15/39	2,141	2,339
6% 2/15/34	13,731	15,234
6.5% 3/15/34	6,374	7,226
TOTAL GINNIE MAE		106,177
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $958,876)		963,214
Asset-Backed Securities - 0.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (n)	1,999	1,131
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (n)	103	101
Class M2, 1.9034% 3/25/34 (n)	482	383
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (n)	198	186
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (n)	187	2
Class M5, 0.6434% 4/25/36 (n)	36	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (n)	$ 165	$ 165
Series 2006-A7 Class A7, 0.2734% 10/20/12 (n)	77	77
Series 2006-C1 Class C1, 0.7334% 10/20/14 (n)	110	20
Series 2007-A1 Class A, 0.3034% 1/20/15 (n)	51	51
Series 2007-A4 Class A4, 0.2834% 4/22/13 (n)	85	85
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (g)	7,670	7,872
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	795
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (n)	112	82
Series 2004-R2 Class M3, 0.8034% 4/25/34 (n)	149	30
Series 2005-R2 Class M1, 0.7034% 4/25/35 (n)	2,266	1,912
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (n)	53	38
Series 2004-W11 Class M2, 0.9534% 11/25/34 (n)	616	443
Series 2004-W7 Class M1, 0.8034% 5/25/34 (n)	1,600	879
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (n)	1,558	542
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (n)	2,929	2,098
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (n)	261	7
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(n)	6,960	0 *
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (n)	860	859
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (n)	1,983	1,884
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (n)	192	190
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	819	822
Class C, 5.31% 6/15/12	1,633	1,666
Series 2007-1 Class C, 5.38% 11/15/12	583	605
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (g)(n)	502	104
Class B, 1.0034% 7/20/39 (g)(n)	290	26
Class C, 1.3534% 7/20/39 (g)(n)	372	4
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	654
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (n)	5,102	478
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (n)	$ 467	$ 18
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (n)	3,478	469
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (n)	205	12
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (n)	1,978	670
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (g)(n)	142	128
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (g)	407	410
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	9,580	9,596
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,637
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5234% 10/25/35 (n)	2,241	2,135
Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (n)	840	35
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (n)	83	81
Series 2007-4 Class A1A, 0.3763% 9/25/37 (n)	556	521
Series 2007-5 Class 2A1, 0.3534% 9/25/47 (n)	6,270	5,903
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2234% 4/25/34 (n)	175	68
Series 2004-4 Class M2, 1.0484% 6/25/34 (n)	645	351
Series 2005-3 Class MV1, 0.6734% 8/25/35 (n)	1,114	1,056
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (n)	150	148
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	350	357
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (g)	15	15
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (n)	43	31
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (n)	319	177
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (n)	6,512	2,525
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0784% 3/25/34 (n)	26	7
Series 2006-FF14 Class A2, 0.3134% 10/25/36 (n)	1,811	1,759
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	578
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (n)	$ 848	$ 838
Series 2010-1 Class A, 1.9034% 12/15/14 (g)(n)	4,390	4,474
Series 2010-5 Class A1, 1.5% 9/15/15	7,020	6,994
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	71	72
Series 2007-1:
Class A4, 5.03% 2/16/15	361	361
Class C, 5.43% 2/16/15	613	610
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (n)	1,041	505
Class M4, 0.9334% 1/25/35 (n)	399	75
Series 2006-D Class M1, 0.4834% 11/25/36 (n)	325	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (g)(n)	3,122	1,873
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,382	1,100
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (g)(n)	288	253
Series 2006-2A:
Class A, 0.4334% 11/15/34 (g)(n)	1,931	1,564
Class B, 0.5334% 11/15/34 (g)(n)	697	439
Class C, 0.6334% 11/15/34 (g)(n)	1,159	498
Class D, 1.0034% 11/15/34 (g)(n)	441	106
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (n)	959	949
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (n)	736	605
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	46	47
Class C, 5.74% 12/15/14	93	95
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9034% 6/25/34 (n)	2,938	2,021
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (n)	1,186	66
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (n)	124	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (g)(n)	714	364
Series 2006-3:
Class B, 0.6534% 9/25/46 (g)(n)	719	144
Class C, 0.8034% 9/25/46 (g)(n)	1,676	251
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (n)	441	310
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.5434% 8/25/33 (n)	$ 876	$ 617
Series 2003-5 Class A2, 0.9534% 12/25/33 (n)	36	21
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (n)	127	126
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (n)	1,679	1,624
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (n)	8	8
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (n)	845	695
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (n)	1,642	638
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (n)	3,185	130
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (n)	1,641	1,356
Class MV1, 0.4834% 11/25/36 (n)	1,335	799
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (n)	574	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (n)	868	743
Series 2006-A Class 2C, 1.4394% 3/27/42 (n)	2,909	488
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,767	1,793
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (n)	117	83
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	15	14
Class C, 5.691% 10/20/28 (g)	7	6
Class D, 6.01% 10/20/28 (g)	83	66
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (n)	589	33
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (n)	861	44
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (n)	186	122
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	173	175
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (n)	629	484
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (n)	2,330	2,060
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (n)	16	16
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (n)	3,398	2,709
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (n)	63	45
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (n)	439	232
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (n)	$ 457	$ 66
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (n)	4,086	109
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	1,965	226
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	364	7
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	8
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	371	23
Series 2006-4:
Class A1, 0.2834% 3/25/25 (n)	423	416
Class AIO, 6.35% 2/27/12 (p)	1,181	80
Class D, 1.3534% 5/25/32 (n)	2,225	17
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	141
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	133
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (n)	1,566	1,077
Series 2005-D Class M2, 0.7234% 2/25/36 (n)	857	77
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (d)(g)(n)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (n)	73	71
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (n)	151	147
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (n)	585	279
Class M4, 1.7034% 9/25/34 (n)	750	182
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (n)	2,624	2,311
Class M3, 0.8134% 1/25/36 (n)	525	364
Class M4, 1.0834% 1/25/36 (n)	1,620	657
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (n)	1,920	57
Class M9, 2.1334% 5/25/35 (n)	1,299	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (g)(n)	3,609	3,604
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (n)	390	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (n)	75	74
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (n)	1,756	1,444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (n)	$ 96	$ 3
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (n)	555	253
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (n)	209	206
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (g)(n)	864	813
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (n)	1,396	82
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (n)	80	39
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (n)	1,186	986
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	920	948
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (n)	32	22
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (g)(n)	2,142	107
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	376	388
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	96	96
Class D, 5.54% 12/20/12 (g)	582	589
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (g)(n)	9,213	9,158
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (g)(n)	1,964	727
TOTAL ASSET-BACKED SECURITIES (Cost $127,894)		131,146
Collateralized Mortgage Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (g)(n)	$ 1,568	$ 1,518
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	73	18
Class C, 5.6987% 4/10/49 (n)	194	34
Class D, 5.6987% 4/10/49 (n)	97	15
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	6,053	6,196
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (n)	1,933	1,784
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (n)	2,060	1,836
Series 2004-A Class 2A2, 3.516% 2/25/34 (n)	1,017	897
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	149	129
Class 2A2, 3.0591% 3/25/34 (n)	1,229	1,167
Series 2004-D Class 2A2, 2.957% 5/25/34 (n)	1,932	1,754
Series 2004-G Class 2A7, 2.9642% 8/25/34 (n)	1,758	1,556
Series 2004-H Class 2A1, 3.1633% 9/25/34 (n)	1,577	1,402
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(n)(p)	37,616	2,885
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (n)	2,424	1,946
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (g)(n)(p)	3,688	46
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (n)	483	470
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (n)	3,875	3,857
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (n)	1,314	1,398
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (n)	1,148	1,146
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	338
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (g)(n)	1,314	1,311
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (n)	242	223
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (n)	1,693	1,606
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (g)(n)	$ 3,771	$ 3,716
Class C2, 0.7591% 10/18/54 (g)(n)	1,263	1,238
Class M2, 0.5391% 10/18/54 (g)(n)	2,165	2,125
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (g)(n)	3,161	3,035
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (g)(n)	3,418	3,396
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (n)	206	106
Series 2006-1A Class C2, 0.8534% 12/20/54 (g)(n)	7,110	3,688
Series 2006-2 Class C1, 0.7234% 12/20/54 (n)	5,920	3,226
Series 2006-3 Class C2, 0.7534% 12/20/54 (n)	1,233	679
Series 2006-4:
Class B1, 0.3434% 12/20/54 (n)	4,556	3,594
Class C1, 0.6334% 12/20/54 (n)	2,785	1,445
Class M1, 0.4234% 12/20/54 (n)	1,198	824
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (n)	2,417	1,317
Class 1M1, 0.5534% 12/20/54 (n)	1,611	1,104
Class 2C1, 1.2134% 12/20/54 (n)	1,098	598
Class 2M1, 0.7534% 12/20/54 (n)	2,067	1,416
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (n)	2,864	1,475
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (n)	472	321
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (n)	709	615
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (n)	414	260
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	74	75
Class A3, 5.447% 6/12/47 (n)	2,492	2,594
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (n)	2,355	1,956
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (n)	1,411	1,372
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (n)	1,554	1,426
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (n)	2,609	2,480
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	634
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (n)	$ 1,151	$ 724
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (n)	545	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (n)	2,002	1,360
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (g)(n)	273	247
Class C, 0.443% 6/15/22 (g)(n)	1,682	1,446
Class D, 0.453% 6/15/22 (g)(n)	647	543
Class E, 0.463% 6/15/22 (g)(n)	1,035	849
Class F, 0.493% 6/15/22 (g)(n)	1,683	1,346
Class G, 0.563% 6/15/22 (g)(n)	387	302
Class H, 0.583% 6/15/22 (g)(n)	778	599
Class J, 0.623% 6/15/22 (g)(n)	906	652
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (n)	1,776	1,697
Series 2005-A2 Class A7, 2.7997% 2/25/35 (n)	1,621	1,499
Series 2006-A6 Class A4, 3.1798% 10/25/33 (n)	1,423	1,349
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	6,006
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (n)	2,604	2,108
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (n)	3,232	207
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (n)	893	777
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (g)(n)	1,961	1,362
Class B6, 3.1034% 7/10/35 (g)(n)	417	264
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,071	1,105
Series 2004-SL3 Class A1, 7% 8/25/16	70	68
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (g)(n)	487	417
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	185
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	44	32
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (n)	$ 520	$ 513
Series 2003-20 Class 1A1, 5.5% 7/25/33	440	450
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (n)	3,593	1,990
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (n)	12,282	12,162
Series 2006-5 Class A1, 0.3734% 10/25/46 (n)	4,893	4,827
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (n)	909	847
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (n)	2,420	2,120
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (n)	811	771
Series 2004-H Class A1, 4.5322% 6/25/34 (n)	1,557	1,522
Series 2004-W Class A9, 2.7879% 11/25/34 (n)	4,976	4,794
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (n)	660	640
Series 2005-AR12:
Class 2A5, 2.8758% 7/25/35 (n)	12,260	11,635
Class 2A6, 2.8758% 7/25/35 (n)	554	515
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (n)	2,959	2,771
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (n)	965	871
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $110,921)		149,821
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (n)	966	1,038
Class A3, 6.8647% 2/14/43 (n)	1,043	1,120
Class A6, 7.1847% 2/14/43 (n)	1,537	1,646
Class PS1, 1.3859% 2/14/43 (n)(p)	3,975	106
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (n)	1,534	1,657
Series 2006-5:
Class A1, 5.185% 9/10/47	494	496
Class A2, 5.317% 9/10/47	5,071	5,220
Class A3, 5.39% 9/10/47	1,832	1,975
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,744
Series 2007-2 Class A1, 5.421% 4/10/49	339	346
Series 2007-4 Class A3, 5.8083% 2/10/51 (n)	1,310	1,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (g)	$ 759	$ 143
Series 2007-3:
Class A3, 5.6579% 6/10/49 (n)	2,194	2,308
Class A4, 5.6579% 6/10/49 (n)	2,739	2,826
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,025
Series 2004-2:
Class A3, 4.05% 11/10/38	433	440
Class A4, 4.153% 11/10/38	1,666	1,713
Series 2005-1 Class A3, 4.877% 11/10/42	2,152	2,160
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	675	674
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,779
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	734
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	322
Class K, 6.15% 5/11/35 (g)	611	568
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,328
Series 2007-1 Class B, 5.543% 1/15/49	791	407
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (g)(n)	564	502
Class D, 0.6134% 3/15/22 (g)(n)	572	486
Class E, 0.6534% 3/15/22 (g)(n)	472	394
Class F, 0.7234% 3/15/22 (g)(n)	676	539
Class G, 0.7834% 3/15/22 (g)(n)	438	307
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (g)(n)	844	782
Class D, 0.4634% 10/15/19 (g)(n)	1,031	927
Class E, 0.4934% 10/15/19 (g)(n)	956	842
Class F, 0.5634% 10/15/19 (g)(n)	2,868	2,448
Class G, 0.5834% 10/15/19 (g)(n)	1,350	1,071
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (g)(n)	86	60
Series 2004-1:
Class A, 0.6134% 4/25/34 (g)(n)	1,459	1,167
Class B, 2.1534% 4/25/34 (g)(n)	164	75
Class M1, 0.8134% 4/25/34 (g)(n)	131	85
Class M2, 1.4534% 4/25/34 (g)(n)	121	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6834% 8/25/34 (g)(n)	$ 1,202	$ 998
Class M1, 0.8334% 8/25/34 (g)(n)	207	141
Series 2004-3:
Class A1, 0.6234% 1/25/35 (g)(n)	2,691	2,140
Class A2, 0.6734% 1/25/35 (g)(n)	386	278
Class M1, 0.7534% 1/25/35 (g)(n)	464	320
Class M2, 1.2534% 1/25/35 (g)(n)	221	144
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (g)(n)	1,922	1,540
Class M1, 0.6834% 8/25/35 (g)(n)	104	58
Class M2, 0.7334% 8/25/35 (g)(n)	172	92
Class M3, 0.7534% 8/25/35 (g)(n)	95	48
Class M4, 0.8634% 8/25/35 (g)(n)	87	43
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (g)(n)	777	599
Class A2, 0.6534% 11/25/35 (g)(n)	700	518
Class M1, 0.6934% 11/25/35 (g)(n)	92	51
Class M2, 0.7434% 11/25/35 (g)(n)	117	59
Class M3, 0.7634% 11/25/35 (g)(n)	104	49
Class M4, 0.8534% 11/25/35 (g)(n)	130	59
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (g)(n)	1,791	1,236
Class B1, 1.6534% 1/25/36 (g)(n)	155	54
Class M1, 0.7034% 1/25/36 (g)(n)	578	306
Class M2, 0.7234% 1/25/36 (g)(n)	173	87
Class M3, 0.7534% 1/25/36 (g)(n)	253	116
Class M4, 0.8634% 1/25/36 (g)(n)	140	57
Class M5, 0.9034% 1/25/36 (g)(n)	140	55
Class M6, 0.9534% 1/25/36 (g)(n)	149	55
Series 2006-1:
Class A2, 0.6134% 4/25/36 (g)(n)	275	195
Class M1, 0.6334% 4/25/36 (g)(n)	98	46
Class M2, 0.6534% 4/25/36 (g)(n)	104	45
Class M3, 0.6734% 4/25/36 (g)(n)	89	35
Class M4, 0.7734% 4/25/36 (g)(n)	51	18
Class M5, 0.8134% 4/25/36 (g)(n)	49	17
Class M6, 0.8934% 4/25/36 (g)(n)	98	32
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (g)(n)	4,110	3,175
Class A2, 0.5334% 7/25/36 (g)(n)	244	172
Class B1, 1.1234% 7/25/36 (g)(n)	91	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9534% 7/25/36 (g)(n)	$ 138	$ 32
Class M1, 0.5634% 7/25/36 (g)(n)	256	136
Class M2, 0.5834% 7/25/36 (g)(n)	181	76
Class M3, 0.6034% 7/25/36 (g)(n)	150	58
Class M4, 0.6734% 7/25/36 (g)(n)	101	37
Class M5, 0.7234% 7/25/36 (g)(n)	124	42
Class M6, 0.7934% 7/25/36 (g)(n)	186	55
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (g)(n)	165	35
Class B2, 1.6034% 10/25/36 (g)(n)	119	20
Class B3, 2.8534% 10/25/36 (g)(n)	194	27
Class M4, 0.6834% 10/25/36 (g)(n)	182	73
Class M5, 0.7334% 10/25/36 (g)(n)	218	76
Class M6, 0.8134% 10/25/36 (g)(n)	427	120
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (g)(n)	930	724
Class A2, 0.5234% 12/25/36 (g)(n)	4,546	3,199
Class B1, 0.9534% 12/25/36 (g)(n)	145	37
Class B2, 1.5034% 12/25/36 (g)(n)	148	33
Class B3, 2.7034% 12/25/36 (g)(n)	251	53
Class M1, 0.5434% 12/25/36 (g)(n)	303	139
Class M2, 0.5634% 12/25/36 (g)(n)	202	85
Class M3, 0.5934% 12/25/36 (g)(n)	203	80
Class M4, 0.6534% 12/25/36 (g)(n)	245	91
Class M5, 0.6934% 12/25/36 (g)(n)	224	71
Class M6, 0.7734% 12/25/36 (g)(n)	202	57
Series 2007-1:
Class A2, 0.5234% 3/25/37 (g)(n)	956	641
Class B1, 0.9234% 3/25/37 (g)(n)	307	58
Class B2, 1.4034% 3/25/37 (g)(n)	220	40
Class B3, 3.6034% 3/25/37 (g)(n)	607	85
Class M1, 0.5234% 3/25/37 (g)(n)	268	134
Class M2, 0.5434% 3/25/37 (g)(n)	200	80
Class M3, 0.5734% 3/25/37 (g)(n)	178	62
Class M4, 0.6234% 3/25/37 (g)(n)	145	46
Class M5, 0.6734% 3/25/37 (g)(n)	223	65
Class M6, 0.7534% 3/25/37 (g)(n)	313	72
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (g)(n)	857	625
Class A2, 0.5734% 7/25/37 (g)(n)	803	402
Class B1, 1.8534% 7/25/37 (g)(n)	248	32
Class B2, 2.5034% 7/25/37 (g)(n)	215	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6034% 7/25/37 (g)(n)	$ 242	$ 24
Class M1, 0.6234% 7/25/37 (g)(n)	281	90
Class M2, 0.6634% 7/25/37 (g)(n)	154	36
Class M3, 0.7434% 7/25/37 (g)(n)	156	31
Class M4, 0.9034% 7/25/37 (g)(n)	308	56
Class M5, 1.0034% 7/25/37 (g)(n)	272	44
Class M6, 1.2534% 7/25/37 (g)(n)	345	50
Series 2007-3:
Class A2, 0.5434% 7/25/37 (g)(n)	981	627
Class B1, 1.2034% 7/25/37 (g)(n)	218	48
Class B2, 1.8534% 7/25/37 (g)(n)	547	95
Class B3, 4.2534% 7/25/37 (g)(n)	291	44
Class M1, 0.5634% 7/25/37 (g)(n)	195	90
Class M2, 0.5934% 7/25/37 (g)(n)	208	74
Class M3, 0.6234% 7/25/37 (g)(n)	327	106
Class M4, 0.7534% 7/25/37 (g)(n)	515	152
Class M5, 0.8534% 7/25/37 (g)(n)	270	75
Class M6, 1.0534% 7/25/37 (g)(n)	205	46
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (g)(n)	327	23
Class B2, 3.7034% 9/25/37 (g)(n)	1,183	71
Class M1, 1.2034% 9/25/37 (g)(n)	315	66
Class M2, 1.3034% 9/25/37 (g)(n)	315	54
Class M4, 1.8534% 9/25/37 (g)(n)	799	104
Class M5, 2.0034% 9/25/37 (g)(n)	799	84
Class M6, 2.2034% 9/25/37 (g)(n)	802	72
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	3,014	98
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	7,234	778
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (g)(n)	884	645
Class H, 0.9034% 3/15/19 (g)(n)	595	330
Class J, 1.1034% 3/15/19 (g)(n)	447	233
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (g)(n)	653	470
Class E, 0.5534% 3/15/22 (g)(n)	3,391	2,272
Class F, 0.6034% 3/15/22 (g)(n)	2,081	1,290
Class G, 0.6534% 3/15/22 (g)(n)	534	304
Class H, 0.8034% 3/15/22 (g)(n)	653	327
Class J, 0.9534% 3/15/22 (g)(n)	653	274
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 409	$ 416
Series 2004-PWR3 Class A3, 4.487% 2/11/41	835	850
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	1,046	1,059
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,782
Series 2007-PW16:
Class A4, 5.717% 6/11/40 (n)	769	819
Class AAB, 5.717% 6/11/40 (n)	6,290	6,808
Series 2007-PW17 Class A1, 5.282% 6/11/50	680	691
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	449
Class A4, 5.7% 6/11/50	5,820	6,148
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	318	327
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (g)(n)(p)	9,273	41
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,906
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (g)(n)(p)	17,806	291
Series 2006-T22 Class A4, 5.5118% 4/12/38 (n)	164	180
Series 2007-PW15 Class A1, 5.016% 2/11/44	290	295
Series 2007-PW16:
Class B, 5.717% 6/11/40 (g)(n)	210	90
Class C, 5.717% 6/11/40 (g)(n)	175	68
Class D, 5.717% 6/11/40 (g)(n)	175	60
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (g)(n)(p)	122,743	1,580
Series 2007-T28:
Class A1, 5.422% 9/11/42	166	170
Class X2, 0.1749% 9/11/42 (g)(n)(p)	56,451	451
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (g)(n)	991	761
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,657
Class XCL, 2.1162% 5/15/35 (g)(n)(p)	17,034	392
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (g)(n)	469	438
Class G, 0.5834% 8/15/21 (g)(n)	586	510
Class H, 0.6234% 8/15/21 (g)(n)	468	384
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,664
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	$ 2,200	$ 2,045
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,865	1,877
Class A2, 5.6985% 12/10/49 (n)	1,600	1,673
Class A4, 5.6985% 12/10/49 (n)	4,371	4,637
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	174	175
Class A2A, 5.237% 12/11/49	1,169	1,193
Class A4, 5.322% 12/11/49	5,943	6,113
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,321
Class C, 5.476% 12/11/49	2,474	445
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (n)	1,314	1,406
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	986
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (g)(n)	3,553	3,198
Class C, 0.5234% 4/15/17 (g)(n)	1,057	920
Class D, 0.5634% 4/15/17 (g)(n)	1,043	871
Class E, 0.6234% 4/15/17 (g)(n)	332	266
Class F, 0.6634% 4/15/17 (g)(n)	188	137
Class G, 0.8034% 4/15/17 (g)(n)	188	126
Class H, 0.8734% 4/15/17 (g)(n)	188	107
Class J, 1.1034% 4/15/17 (g)(n)	144	68
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (g)(n)	1,003	942
Class D, 0.5934% 11/15/17 (g)(n)	52	48
Class E, 0.6434% 11/15/17 (g)(n)	185	165
Class F, 0.7034% 11/15/17 (g)(n)	204	175
Class G, 0.7534% 11/15/17 (g)(n)	141	115
Series 2006-CN2A:
Class A2FL, 0.4738% 2/5/19 (g)(n)	1,940	1,827
Class AJFL, 0.5138% 2/5/19 (n)	890	824
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (g)(n)	1,872	1,629
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,890
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	$ 2,291	$ 2,293
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,099
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	2,907	3,126
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (g)(n)(p)	3,238	7
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	645
Class XP, 0.4812% 12/10/46 (n)(p)	20,642	276
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,685
Series 2007-C2:
Class A1, 5.269% 1/15/49	12	12
Class A2, 5.448% 1/15/49 (n)	9,295	9,501
Class A3, 5.542% 1/15/49 (n)	2,628	2,701
Series 2007-C3 Class A4, 5.721% 6/15/39 (n)	790	817
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,993
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (n)(p)	13,903	237
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,221
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (g)(n)	4,688	2,578
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,361
Series 2002-CP5 Class A1, 4.106% 12/15/35	128	130
Series 2004-C1:
Class A3, 4.321% 1/15/37	264	267
Class A4, 4.75% 1/15/37	612	646
Series 1998-C1 Class D, 7.17% 5/17/40	25	25
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (n)(p)	3,411	20
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (g)(n)(p)	9,921	78
Series 2006-C1 Class A3, 5.5465% 2/15/39 (n)	6,938	7,351
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (g)(n)	497	343
Class C:
0.4234% 2/15/22 (g)(n)	2,047	1,207
0.5234% 2/15/22 (g)(n)	731	351
Class F, 0.5734% 2/15/22 (g)(n)	1,462	629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 64	$ 65
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (n)(p)	24,600	262
Class B, 5.487% 2/15/40 (g)(n)	2,009	241
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	469
Class G, 6.936% 3/15/33 (g)	865	865
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,156
Series 2001-1 Class X1, 0.99% 5/15/33 (g)(n)(p)	10,202	30
Series 2004-C1 Class X2, 1.1123% 11/10/38 (g)(n)(p)	9,947	10
Series 2007-C1 Class XP, 0.1995% 12/10/49 (n)(p)	29,719	170
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (g)(n)(p)	10,102	0 *
Series 2004-C3 Class X2, 0.6308% 12/10/41 (n)(p)	1,709	9
Series 2005-C1 Class X2, 0.5556% 5/10/43 (n)(p)	5,221	44
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (g)(n)	494	449
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	195	196
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,749
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	3,995
Series 2003-C2 Class XP, 0.8817% 1/5/36 (g)(n)(p)	12,071	0 *
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (g)(n)(p)	24,338	178
Series 2006-GG7 Class A3, 5.8828% 7/10/38 (n)	3,464	3,761
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	30,260	301
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (g)(n)	66	62
Class D, 0.5334% 6/6/20 (g)(n)	313	280
Class E, 0.6234% 6/6/20 (g)(n)	363	316
Class F, 0.6934% 6/6/20 (g)(n)	916	774
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (g)(n)	$ 1,650	$ 1,485
Class D, 0.6234% 3/6/20 (g)(n)	3,090	2,719
Class F, 0.7334% 3/6/20 (g)(n)	136	118
Class G, 0.7734% 3/6/20 (g)(n)	67	57
Class H, 0.9034% 3/6/20 (g)(n)	62	52
Class J, 1.1034% 3/6/20 (g)(n)	85	71
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,067
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	424
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (g)(n)(p)	24,847	252
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,841	6,893
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,008
Series 2007-GG10:
Class A1, 5.69% 8/10/45	150	153
Class A2, 5.778% 8/10/45	626	646
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (g)(n)(p)	2,940	5
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (g)(n)(p)	2,939	9
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (g)(n)	968	852
Class C, 0.4634% 11/15/18 (g)(n)	687	584
Class D, 0.4834% 11/15/18 (g)(n)	305	250
Class E, 0.5334% 11/15/18 (g)(n)	439	351
Class F, 0.5834% 11/15/18 (g)(n)	659	514
Class G, 0.6134% 11/15/18 (g)(n)	571	428
Class H, 0.7534% 11/15/18 (g)(n)	439	320
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	3,908	4,131
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	902
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	654
Class A3, 5.336% 5/15/47	548	572
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (n)	4,608	4,872
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	3,689	3,843
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 31	$ 31
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	3,035
Class A3, 5.412% 1/15/49	3,616	3,772
Series 2005-CB13 Class E, 5.3509% 1/12/43 (g)(n)	665	53
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,647	9,975
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	385
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (n)	112	41
Class C, 5.7421% 2/12/49 (n)	294	103
Class D, 5.7421% 2/12/49 (n)	309	93
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	251	88
Class CS, 5.466% 1/15/49 (n)	108	35
Class ES, 5.5411% 1/15/49 (g)(n)	679	44
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	460	464
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (n)	1,054	1,119
Series 1998-C1 Class D, 6.98% 2/18/30	442	443
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	211	213
Series 2006-C1 Class A2, 5.084% 2/15/31	337	338
Series 2006-C3 Class A1, 5.478% 3/15/32	16	16
Series 2006-C6:
Class A1, 5.23% 9/15/39	125	125
Class A2, 5.262% 9/15/39 (n)	2,293	2,324
Series 2006-C7:
Class A1, 5.279% 11/15/38	77	78
Class A2, 5.3% 11/15/38	1,445	1,476
Class A3, 5.347% 11/15/38	979	1,035
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	154	156
Class A4, 5.424% 2/15/40	4,069	4,297
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,038
Series 2000-C5 Class E, 7.29% 12/15/32	92	92
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,602
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,480
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (g)(n)(p)	$ 22,197	$ 64
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	182	183
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (n)(p)	4,067	40
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (n)(p)	6,055	109
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,891	1,223
Class D, 5.563% 2/15/40 (n)	526	190
Class E, 5.582% 2/15/40 (n)	263	71
Class XCP, 0.477% 2/15/40 (n)(p)	3,002	32
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,642	1,721
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,482
Class XCP, 0.29% 9/15/45 (n)(p)	100,836	1,055
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (g)(n)	421	320
Class E, 0.5434% 9/15/21 (g)(n)	1,518	1,123
Class F, 0.5934% 9/15/21 (g)(n)	1,255	903
Class G, 0.6134% 9/15/21 (g)(n)	2,478	1,735
Class H, 0.6534% 9/15/21 (g)(n)	639	409
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,410
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	218	218
Series 2007-C1 Class A1, 4.533% 6/12/50	250	251
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (n)	2,158	2,232
Series 2005-LC1 Class F, 5.3852% 1/12/44 (g)(n)	1,143	575
Series 2006-C1 Class A2, 5.6095% 5/12/39 (n)	1,832	1,886
Series 2007-C1 Class A4, 5.8258% 6/12/50 (n)	4,974	5,341
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,961
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (n)	609	592
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (n)	1,398	1,463
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,191
Series 2007-5:
Class A1, 4.275% 8/12/48	19	19
Class A3, 5.364% 8/12/48	512	525
Class A4, 5.378% 8/12/48	53	54
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 2/12/17	$ 3,942	$ 625
Series 2007-6:
Class A1, 5.175% 3/12/51	57	58
Class A4, 5.485% 3/12/51 (n)	10,897	11,139
Series 2007-7 Class A4, 5.7475% 6/12/50 (n)	4,599	4,726
Series 2007-8 Class A1, 4.622% 8/12/49	289	294
Series 2006-4 Class XP, 0.6252% 12/12/49 (n)(p)	29,164	528
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	401
Series 2007-7 Class B, 5.75% 6/12/50	114	19
Series 2007-8 Class A3, 5.9646% 8/12/49 (n)	1,133	1,220
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (g)(n)	903	108
Class G, 0.614% 7/15/19 (g)(n)	373	347
Series 2007-XCLA Class A1, 0.454% 7/17/17 (g)(n)	2,647	1,912
Series 2007-XLCA Class B, 0.754% 7/17/17 (g)(n)	2,413	284
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (g)(n)	754	324
Class D, 0.444% 10/15/20 (g)(n)	732	264
Class E, 0.504% 10/15/20 (g)(n)	916	192
Class F, 0.554% 10/15/20 (g)(n)	550	77
Class G, 0.594% 10/15/20 (g)(n)	680	48
Class H, 0.684% 10/15/20 (g)(n)	428	26
Class J, 0.834% 10/15/20 (g)(n)	488	20
Class MHRO, 0.944% 10/15/20 (g)(n)	541	135
Class MJPM, 1.254% 10/15/20 (g)(n)	165	124
Class MSTR, 0.954% 10/15/20 (g)(n)	308	77
Class NHRO, 1.144% 10/15/20 (g)(n)	819	123
Class NSTR, 1.104% 10/15/20 (g)(n)	284	43
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (g)(n)(p)	3,617	25
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	2,009
Series 2006-T23 Class A1, 5.682% 8/12/41	304	307
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	167	169
Class A31, 5.439% 2/12/44 (n)	666	693
Series 2007-IQ13 Class A1, 5.05% 3/15/44	279	282
Series 2007-IQ14 Class A1, 5.38% 4/15/49	696	710
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25 Class A1, 5.391% 11/12/49	$ 248	$ 253
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (g)(n)(p)	8,502	49
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (g)(n)(p)	14,622	170
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (g)(n)(p)	9,533	99
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (n)	2,038	2,068
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (n)	2,159	2,268
Class A4, 5.7608% 10/15/42 (n)	394	435
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	479
Series 2006-T23 Class A3, 5.8053% 8/12/41 (n)	671	722
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	1,098
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	2,067
Class AAB, 5.654% 4/15/49	3,520	3,721
Class B, 5.7278% 4/15/49 (n)	323	113
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (g)(n)	3,254	89
Class D, 0.954% 7/17/17 (g)(n)	1,530	19
Class E, 1.054% 7/17/17 (g)(n)	1,243	16
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0 *	0 *
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	134	138
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,136
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (g)(n)	1,401	1,345
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (g)(n)	1,791	1,146
Class F, 0.5963% 8/11/18 (g)(n)	2,061	977
Class G, 0.6163% 8/11/18 (g)(n)	1,953	903
Class J, 0.8563% 8/11/18 (g)(n)	434	135
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (g)(n)	142	85
Class AP2, 1.0534% 6/15/20 (g)(n)	237	130
Class F, 0.7334% 6/15/20 (g)(n)	4,581	2,291
Class LXR1, 0.9534% 6/15/20 (g)(n)	162	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR2, 1.0534% 6/15/20 (g)(n)	$ 3,121	$ 2,029
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,996	2,012
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,896
Series 2006-C27 Class A2, 5.624% 7/15/45	1,084	1,104
Series 2006-C29:
Class A1, 5.11% 11/15/48	548	554
Class A3, 5.313% 11/15/48	3,490	3,716
Series 2007-C30:
Class A1, 5.031% 12/15/43	32	32
Class A3, 5.246% 12/15/43	1,128	1,143
Class A4, 5.305% 12/15/43	386	387
Class A5, 5.342% 12/15/43	1,406	1,410
Series 2007-C31:
Class A1, 5.14% 4/15/47	129	130
Class A4, 5.509% 4/15/47	2,970	3,038
Series 2007-C32:
Class A2, 5.739% 6/15/49 (n)	4,582	4,748
Class A3, 5.744% 6/15/49 (n)	2,231	2,303
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	610
Series 2003-C9 Class XP, 0.4498% 12/15/35 (g)(n)(p)	5,327	0 *
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(n)	1,010	970
Class 180B, 5.3979% 10/15/41 (g)(n)	460	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,105
Series 2005-C22:
Class B, 5.3588% 12/15/44 (n)	2,914	2,395
Class F, 5.3588% 12/15/44 (g)(n)	2,191	902
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,736
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	417
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	674
Class D, 5.513% 12/15/43 (n)	2,102	184
Class XP, 0.4396% 12/15/43 (g)(n)(p)	14,593	191
Series 2007-C31 Class C, 5.6934% 4/15/47 (n)	361	78
Series 2007-C31A Class A2, 5.421% 4/15/47	11,812	12,154
Series 2007-C32:
Class D, 5.744% 6/15/49 (n)	987	201
Class E, 5.744% 6/15/49 (n)	1,556	272
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (n)	$ 870	$ 905
Series 2007-C33 Class B, 5.9025% 2/15/51 (n)	2,209	733
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $364,893)		445,535
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	3,800	4,006
7.5% 4/1/34	4,700	4,815
7.55% 4/1/39	2,295	2,363
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,218
TOTAL MUNICIPAL SECURITIES (Cost $16,899)		17,402
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,560)	2,462	2,610
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $182)	196	213
Bank Notes - 0.0%

National City Bank, Cleveland 0.3969% 3/1/13 (n) (Cost $694)	790	783
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	851	738
MUFG Capital Finance 1 Ltd. 6.346% (n)	2,706	2,766
TOTAL PREFERRED SECURITIES (Cost $2,131)		3,504
Fixed-Income Funds - 10.6%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (o)	5,926,735	$ 646,251
Fidelity High Income Central Fund 2 (o)	3,903,561	423,146
Fidelity Mortgage Backed Securities Central Fund (o)	10,306,289	1,089,478
TOTAL FIXED-INCOME FUNDS (Cost $1,998,641)		2,158,875
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.24% (b)	632,847,310	632,847
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	78,647,579	78,648
TOTAL MONEY MARKET FUNDS (Cost $711,495)		711,495
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,122)	$ 3,122	3,122
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $18,825,926)		20,916,926
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(521,366)
NET ASSETS - 100%		$ 20,395,560
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
830 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 48,953	$ 3,101

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $3,215,000) (m)

	Sept. 2037	$ 12,025	$ (11,245)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,992,000) (m)	Sept. 2037	9,792	(9,158)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $407,000) (m)	Sept. 2037	1,296	(1,212)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,992,000) (m)	Sept. 2037	9,792	(9,158)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,882,000) (m)	Sept. 2037	9,432	(8,821)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,559,000) (m)	Sept. 2037	8,280	(7,744)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)

	Dec. 2034	$ 613	$ (598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(486)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(486)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	569	(525)
		$ 52,777	$ (49,433)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,908,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,198,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $54,331,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,322,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,043
Concho Resources, Inc.	7/20/10	$ 5,324
Legend Pictures Holdings LLC unit	9/23/10	$ 6,428
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,122,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,473
Barclays Capital, Inc.	1,086
Merrill Lynch, Pierce, Fenner & Smith, Inc.	563
$ 3,122
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 544
Fidelity Corporate Bond 1-10 Year Central Fund	7,599
Fidelity High Income Central Fund 2	7,809
Fidelity Mortgage Backed Securities Central Fund	9,382
Fidelity Securities Lending Cash Central Fund	148
Total	$ 25,482
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ -	$ 646,251	31.9%
Fidelity High Income Central Fund 2	434,289	7,809	31,017	423,146	80.6%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	9,382	-	1,089,478	15.4%
Total	$ 2,165,199	$ 17,191	$ 31,017	$ 2,158,875
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,298,935	$ 1,292,507	$ -	$ 6,428
Consumer Staples	1,301,996	1,301,996	-	-
Energy	1,364,653	1,349,508	14,105	1,040
Financials	1,861,160	1,782,214	67,704	11,242
Health Care	1,275,506	1,242,603	32,903	-
Industrials	1,364,710	1,357,733	6,977	-
Information Technology	2,339,475	2,339,475	-	-
Materials	393,839	393,839	-	-
Telecommunication Services	408,771	392,646	16,125	-
Utilities	409,336	386,025	23,311	-
Corporate Bonds	1,337,952	-	1,337,952	-
U.S. Government and Government Agency Obligations	2,972,873	-	2,972,873	-
U.S. Government Agency - Mortgage Securities	963,214	-	963,214	-
Asset-Backed Securities	131,146	-	117,509	13,637
Collateralized Mortgage Obligations	149,821	-	146,322	3,499
Commercial Mortgage Securities	445,535	-	410,043	35,492
Municipal Securities	17,402	-	17,402	-
Foreign Government and Government Agency Obligations	2,610	-	2,610	-
Supranational Obligations	213	-	213	-
Bank Notes	783	-	783	-
Preferred Securities	3,504	-	3,504	-
Fixed-Income Funds	2,158,875	2,158,875	-	-
Money Market Funds	711,495	711,495	-	-
Cash Equivalents	3,122	-	3,122	-
Total Investments in Securities:	$ 20,916,926	$ 14,708,916	$ 6,136,672	$ 71,338
Derivative Instruments:
Assets
Futures Contracts	$ 3,101	$ 3,101	$ -	$ -
Liabilities
Swap Agreements	$ (49,433)	$ -	$ (47,339)	$ (2,094)
Total Derivative Instruments:	$ (46,332)	$ 3,101	$ (47,339)	$ (2,094)
Other Financial Instruments:
Forward Commitments	$ 1,631	$ -	$ 1,631	$ -

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	436
Total Unrealized Gain (Loss)	2,525
Cost of Purchases	6,439
Proceeds of Sales	(1,693)
Amortization/Accretion	380
Transfers in to Level 3	6,934
Transfers out of Level 3	(39,794)
Ending Balance	$ 71,338
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 2,478
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	184
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,094)
Realized gain (loss) on Swap Agreements for the period	$ (200)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 184

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $19,056,605,000. Net unrealized appreciation aggregated $1,860,321,000, of which $2,200,404,000 related to appreciated investment securities and $340,083,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $52,777,000 representing 0.03% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2010

1.809105.106

PUR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.1%
Delphi Corp. Class B (a)(j)	278	$ 4,518
TRW Automotive Holdings Corp. (a)	170,100	8,078
		12,596
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	952,179	71,589
General Motors Co.	1,160,000	39,672
		111,261
Hotels, Restaurants & Leisure - 0.7%
Country Style Cooking Restaurant Chain Co. Ltd. ADR	16,300	358
Starwood Hotels & Resorts Worldwide, Inc.	870,900	49,502
Vail Resorts, Inc. (a)(g)	861,827	39,024
Wyndham Worldwide Corp.	1,707,000	49,076
		137,960
Household Durables - 0.7%
Lennar Corp. Class A	1,800,200	27,345
PulteGroup, Inc. (a)	4,436,700	27,774
Stanley Black & Decker, Inc.	1,387,520	82,599
		137,718
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	321,800	56,444
Media - 2.3%
Comcast Corp. Class A (special) (non-vtg.)	5,026,400	95,351
DIRECTV (a)	81,000	3,364
DreamWorks Animation SKG, Inc. Class A (a)	736,443	22,822
Gestevision Telecinco SA (g)	2,601,000	24,649
Gestevision Telecinco SA rights 12/3/10 (a)(g)	2,601,000	1,789
HMH Holdings, Inc. (a)(p)	322,276	1,853
Legend Pictures Holdings LLC unit (a)(p)	46,667	35,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	4,371
RDA Holding Co. (a)	327,009	6,867
RDA Holding Co. warrants 2/19/14 (a)(p)	30,365	0
The Walt Disney Co.	3,282,790	119,855
Vertis Holdings, Inc. (a)	30,518	0
Virgin Media, Inc.	4,561,400	116,224
		432,145
Multiline Retail - 0.2%
PPR SA	211,500	33,598
Specialty Retail - 0.6%
Guess?, Inc.	332,900	15,730
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	2,586,300	$ 78,132
J. Crew Group, Inc. (a)	370,537	16,200
Lumber Liquidators Holdings, Inc. (a)	350,000	8,239
		118,301
Textiles, Apparel & Luxury Goods - 1.3%
Phillips-Van Heusen Corp.	650,000	44,096
Polo Ralph Lauren Corp. Class A	1,524,300	166,515
Under Armour, Inc. Class A (sub. vtg.) (a)(g)	444,300	25,649
Vera Bradley, Inc.	19,700	645
		236,905
TOTAL CONSUMER DISCRETIONARY		1,276,928
CONSUMER STAPLES - 5.8%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	971,245	52,848
Carlsberg AS Series B	179,200	16,913
Constellation Brands, Inc. Class A (sub. vtg.) (a)	612,000	12,613
Dr Pepper Snapple Group, Inc.	2,155,975	78,973
The Coca-Cola Co.	4,436,900	280,279
		441,626
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,311,500	88,671
Drogasil SA	920,391	22,529
Walgreen Co.	2,023,000	70,502
		181,702
Food Products - 0.6%
Archer Daniels Midland Co.	1,804,500	52,312
Danone	330,600	19,362
Mead Johnson Nutrition Co. Class A	99,000	5,897
Nestle SA	571,227	31,047
		108,618
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	775,200	58,078
Inter Parfums, Inc.	950,000	17,347
L'Oreal SA	132,500	14,089
Prestige Brands Holdings, Inc. (a)	2,091,961	24,622
		114,136
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris International, Inc.	4,165,340	$ 236,966
TOTAL CONSUMER STAPLES		1,083,048
ENERGY - 7.4%
Energy Equipment & Services - 1.8%
Halliburton Co.	2,247,000	85,026
National Oilwell Varco, Inc.	842,500	51,637
Oceaneering International, Inc. (a)	490,800	33,914
Schlumberger Ltd.	1,357,900	105,020
Transocean Ltd. (a)	993,100	66,567
		342,164
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	409,500	26,274
Apache Corp.	1,003,000	107,963
BP PLC sponsored ADR	1,277,100	51,084
Chevron Corp.	3,087,400	249,987
Cimarex Energy Co.	260,600	20,989
EXCO Resources, Inc.	2,022,900	37,565
Exxon Mobil Corp.	5,041,917	350,716
LINN Energy LLC	200,300	7,271
Marathon Oil Corp.	1,902,800	63,687
Occidental Petroleum Corp.	587,858	51,831
Royal Dutch Shell PLC Class A sponsored ADR	770,100	46,722
Valero Energy Corp.	1,252,500	24,399
		1,038,488
TOTAL ENERGY		1,380,652
FINANCIALS - 7.3%
Capital Markets - 0.7%
Evercore Partners, Inc. Class A	830,700	25,071
Morgan Stanley	4,256,400	104,112
		129,183
Commercial Banks - 2.8%
CIT Group, Inc. (a)	570,400	22,508
Comerica, Inc.	1,000,000	36,490
Huntington Bancshares, Inc.	3,825,900	22,324
M&T Bank Corp. (g)	488,200	37,572
SunTrust Banks, Inc.	2,139,200	49,972
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	4,600,300	$ 109,395
Wells Fargo & Co.	8,262,140	224,813
Zions Bancorporation	570,000	11,087
		514,161
Diversified Financial Services - 2.9%
Bank of America Corp.	357,046	3,910
Citigroup, Inc. (a)	64,586,400	271,263
JPMorgan Chase & Co.	7,023,923	262,554
NBH Holdings Corp. Class A (a)(i)	710,000	13,845
		551,572
Insurance - 0.9%
AFLAC, Inc.	1,258,100	64,792
Assured Guaranty Ltd.	626,300	10,653
Lincoln National Corp.	928,000	22,161
MetLife, Inc.	1,940,600	74,034
		171,640
TOTAL FINANCIALS		1,366,556
HEALTH CARE - 6.7%
Biotechnology - 2.0%
Acorda Therapeutics, Inc. (a)	403,500	10,632
Amgen, Inc. (a)	1,436,800	75,705
BioMarin Pharmaceutical, Inc. (a)	1,600,500	43,342
Cephalon, Inc. (a)	596,312	37,860
Gilead Sciences, Inc. (a)	1,869,000	68,219
Neurocrine Biosciences, Inc. (a)(h)	4,436,800	32,300
PDL BioPharma, Inc.	3,215,400	18,585
Theravance, Inc. (a)	831,700	20,776
United Therapeutics Corp. (a)	753,300	47,405
Vertex Pharmaceuticals, Inc. (a)	808,600	26,789
		381,613
Health Care Equipment & Supplies - 0.7%
Abiomed, Inc. (a)	1,000,000	11,480
C. R. Bard, Inc.	516,500	43,825
Edwards Lifesciences Corp. (a)	254,155	16,866
William Demant Holding AS (a)	734,500	51,162
		123,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
CIGNA Corp.	2,212,900	$ 81,457
McKesson Corp.	745,500	47,637
Medco Health Solutions, Inc. (a)	1,166,905	71,555
		200,649
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	1,741,950	104,726
PerkinElmer, Inc.	492,500	11,475
		116,201
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	271,200	6,029
Auxilium Pharmaceuticals, Inc. (a)	944,100	17,872
BMP Sunstone Corp. warrants 8/19/12 (a)(p)	59,000	63
Elan Corp. PLC sponsored ADR (a)	1,639,548	8,444
GlaxoSmithKline PLC sponsored ADR	1,847,900	70,738
Johnson & Johnson	356,400	21,936
Merck & Co., Inc.	5,822,840	200,713
Perrigo Co.	469,200	28,265
Shire PLC sponsored ADR	356,000	25,041
Valeant Pharmaceuticals International, Inc.	2,323,611	60,229
		439,330
TOTAL HEALTH CARE		1,261,126
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.9%
GeoEye, Inc. (a)	442,600	17,642
Goodrich Corp.	765,400	65,648
Precision Castparts Corp.	518,700	71,617
United Technologies Corp.	2,559,300	192,639
		347,546
Airlines - 0.6%
Delta Air Lines, Inc. (a)	2,782,220	38,061
Southwest Airlines Co.	6,161,700	82,074
		120,135
Building Products - 0.1%
A.O. Smith Corp.	562,350	22,162
Masonite Worldwide Holdings (a)	5,358	198
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	45
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masonite Worldwide Holdings: - continued
warrants 5/20/16 (a)	19,485	$ 68
Nortek, Inc. (a)	7,610	312
		22,785
Construction & Engineering - 0.3%
Fluor Corp.	803,200	46,449
Jacobs Engineering Group, Inc. (a)	464,800	17,895
		64,344
Electrical Equipment - 0.6%
Acuity Brands, Inc.	335,500	18,070
AMETEK, Inc.	645,700	38,206
Regal-Beloit Corp.	516,000	31,476
Sensata Technologies Holding BV	550,500	15,304
		103,056
Industrial Conglomerates - 1.4%
General Electric Co.	13,737,700	217,468
Textron, Inc.	1,603,200	35,848
		253,316
Machinery - 2.3%
Bucyrus International, Inc. Class A	435,300	38,811
CareView Communications, Inc. (a)(h)	10,175,300	13,024
Caterpillar, Inc.	1,538,900	130,191
Cummins, Inc.	837,400	81,328
Danaher Corp.	1,787,600	77,314
Dover Corp.	464,700	25,470
MAN SE	260,012	30,547
Weg SA	2,647,600	34,843
		431,528
Professional Services - 0.1%
Robert Half International, Inc.	857,700	23,775
Road & Rail - 1.1%
CSX Corp.	1,615,600	98,245
Union Pacific Corp.	1,157,756	104,325
		202,570
TOTAL INDUSTRIALS		1,569,055
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	118,100	$ 5,785
Adtran, Inc.	584,100	18,189
HTC Corp.	1,462,000	40,531
Juniper Networks, Inc. (a)	997,500	33,935
Motorola, Inc. (a)	7,902,600	60,534
QUALCOMM, Inc.	2,577,100	120,454
		279,428
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,587,800	494,044
Hewlett-Packard Co.	2,279,202	95,567
NetApp, Inc. (a)	371,500	18,920
		608,531
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	2,466,500	86,377
Amphenol Corp. Class A	1,044,400	52,251
Arrow Electronics, Inc. (a)	540,100	16,749
Avnet, Inc. (a)	1,254,900	38,463
E Ink Holdings, Inc. GDR (a)(i)	140,100	2,693
Ingram Micro, Inc. Class A (a)	1,195,800	21,345
LG Display Co. Ltd. sponsored ADR (g)	913,000	15,558
Tyco Electronics Ltd.	2,206,356	67,117
		300,553
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	478,300	24,962
eBay, Inc. (a)	3,398,000	98,984
Google, Inc. Class A (a)	548,200	304,640
Mail.ru Group Ltd. GDR unit (a)(i)	580,000	23,780
Sina Corp. (a)	109,069	6,983
		459,349
IT Services - 1.4%
Accenture PLC Class A	1,020,000	44,186
Cognizant Technology Solutions Corp. Class A (a)	1,416,300	92,031
iGate Corp.	1,270,480	25,410
Teradata Corp. (a)	264,800	10,881
Visa, Inc. Class A	1,162,000	85,814
		258,322
Office Electronics - 0.2%
Xerox Corp.	3,653,800	41,873
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	617,700	$ 20,156
Avago Technologies Ltd.	1,792,000	46,789
Broadcom Corp. Class A	1,258,400	55,986
GT Solar International, Inc. (a)	1,324,000	8,858
Marvell Technology Group Ltd. (a)	2,039,500	39,342
NVIDIA Corp. (a)	1,434,600	19,511
PMC-Sierra, Inc. (a)	1,372,700	9,952
Skyworks Solutions, Inc. (a)	449,800	11,447
Spansion, Inc. Class A (a)	43,744	865
TriQuint Semiconductor, Inc. (a)	1,595,700	19,005
		231,911
Software - 1.5%
CA, Inc.	2,412,000	55,211
Check Point Software Technologies Ltd. (a)	1,149,100	49,262
Fortinet, Inc.	384,253	12,246
Informatica Corp. (a)	495,230	20,443
Oracle Corp.	3,630,000	98,155
Solera Holdings, Inc.	453,100	21,749
VMware, Inc. Class A (a)	262,300	21,383
		278,449
TOTAL INFORMATION TECHNOLOGY		2,458,416
MATERIALS - 3.2%
Chemicals - 1.3%
CF Industries Holdings, Inc.	565,800	68,332
FMC Corp.	602,600	46,894
Georgia Gulf Corp. (a)	403,830	8,210
LyondellBasell Industries NV:
Class A (a)	1,192,617	34,836
Class B (a)	1,229,477	35,901
Solutia, Inc. (a)	1,957,200	41,845
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights 11/10/10 (a)	87,032	0
		236,018
Metals & Mining - 1.9%
Alcoa, Inc.	3,506,000	45,999
AngloGold Ashanti Ltd. sponsored ADR	1,557,000	72,914
BHP Billiton PLC	868,466	30,856
Goldcorp, Inc.	871,600	39,556
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	2,621,184	$ 99,601
United States Steel Corp. (g)	899,700	43,734
Walter Energy, Inc.	290,700	29,837
		362,497
TOTAL MATERIALS		598,515
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	361,900	21,244
AT&T, Inc.	3,047,200	84,682
Qwest Communications International, Inc.	7,666,800	53,668
		159,594
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	368,000	15,287
SOFTBANK CORP.	947,400	32,805
		48,092
TOTAL TELECOMMUNICATION SERVICES		207,686
UTILITIES - 0.4%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	24,865
Gas Utilities - 0.1%
Energen Corp.	378,600	16,496
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	33,007
TOTAL UTILITIES		74,368
TOTAL COMMON STOCKS (Cost $9,431,539)		11,276,350
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75% (a)	129,000	6,540
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	120,800	$ 7,327
Chesapeake Energy Corp.:
4.50%	39,602	3,272
5.00%	6,938	559
El Paso Corp. 4.99% (i)	6,100	7,109
		18,267
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	7,413
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	108,900	5,793
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	6,091
TOTAL CONVERTIBLE PREFERRED STOCKS		45,098
Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	292,200	21,969
Volkswagen AG	677,300	108,824
		130,793
Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	210,761	171
TOTAL CONSUMER DISCRETIONARY		130,964
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC LLC 7.00% (i)	11,951	$ 10,367
TOTAL NONCONVERTIBLE PREFERRED STOCKS		141,331
TOTAL PREFERRED STOCKS (Cost $142,657)		186,429
Corporate Bonds - 10.8%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 506	360
3.5% 1/15/31 (i)	3,742	2,663
		3,023
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,404
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	8,098
TOTAL CONSUMER DISCRETIONARY		19,525
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,646
Peabody Energy Corp. 4.75% 12/15/66	6,300	7,867
		9,513
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (i)	2,860	2,852
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,182
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (i)	$ 7,600	$ 7,434
TOTAL MATERIALS		11,616
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	13,888
TOTAL CONVERTIBLE BONDS		57,394
Nonconvertible Bonds - 10.5%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,420
5.875% 3/15/11	1,224	1,242
Tenneco, Inc. 8.625% 11/15/14	9,810	10,080
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (i)	3,515	3,708
TRW Automotive, Inc. 7% 3/15/14 (i)	3,335	3,585
		22,035
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,146
6.625% 10/1/28	2,355	2,331
7.45% 7/16/31	665	715
General Motors Corp.:
6.75% 5/1/28 (e)	390	118
7.125% 7/15/13 (e)	1,135	341
7.2% 1/15/11 (e)	2,855	864
7.4% 9/1/25 (e)	195	59
7.7% 4/15/16 (e)	705	217
8.25% 7/15/23 (e)	4,495	1,393
8.375% 7/15/33 (e)	15,330	4,829
		13,013
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (i)	1,745	1,701
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(n)	$ 13,000	$ 13,715
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	3,059
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (i)	3,250	3,413
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (i)(n)	1,140	747
8% 11/15/13 (i)	1,890	1,231
DineEquity, Inc. 9.5% 10/30/18 (i)	2,070	2,132
Dunkin Finance Corp. 9.625% 12/1/18 (i)	3,815	3,834
Landry's Restaurants, Inc. 11.625% 12/1/15	760	806
MCE Finance Ltd. 10.25% 5/15/18 (i)	4,620	5,221
MGM Mirage, Inc.:
5.875% 2/27/14	4,008	3,547
6.625% 7/15/15	5,080	4,394
6.75% 4/1/13	80	76
7.5% 6/1/16	5,580	4,855
9% 3/15/20 (i)	1,770	1,929
11.125% 11/15/17	5,175	5,848
13% 11/15/13	10,000	11,750
MGM Resorts International 10% 11/1/16 (i)	3,055	2,948
NCL Corp. Ltd. 9.5% 11/15/18 (i)	565	561
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (i)	1,080	1,069
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,270	1,612
Station Casinos, Inc.:
6% 4/1/12 (e)	7,405	1
7.75% 8/15/16 (e)	1,735	0*
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	1,372	748
		59,781
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	7,225	7,541
5.875% 1/15/36	1,512	1,341
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (i)	$ 1,140	$ 1,149
9% 4/15/19 (i)	1,305	1,325
		11,356
Media - 1.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (i)(n)	5,995	6,385
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,794
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (i)(n)	520	543
Checkout Holding Corp. 0% 11/15/15 (i)	1,290	780
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,628
5% 3/15/12	4,405	4,229
6.25% 3/15/11	2,510	2,497
11% 8/1/16 pay-in-kind (n)	5,757	4,217
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	780	827
Series B, 9.25% 12/15/17	3,120	3,331
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	304
Comcast Corp.:
4.95% 6/15/16	1,107	1,221
5.5% 3/15/11	225	228
5.7% 5/15/18	9,509	10,704
6.4% 3/1/40	2,111	2,250
6.45% 3/15/37	1,033	1,109
COX Communications, Inc. 4.625% 6/1/13	2,632	2,833
Discovery Communications LLC:
3.7% 6/1/15	3,191	3,357
6.35% 6/1/40	3,224	3,512
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,098
7.75% 5/31/15	3,705	3,927
Entravision Communication Corp. 8.75% 8/1/17 (i)	1,625	1,682
Gray Television, Inc. 10.5% 6/29/15	990	985
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Kabel Deutschland GmbH 10.625% 7/1/14	$ 4,730	$ 4,925
Lamar Media Corp. 7.875% 4/15/18	1,400	1,491
LBI Media, Inc. 8.5% 8/1/17 (i)	6,320	5,151
Liberty Media Corp. 8.25% 2/1/30	2,778	2,736
NBC Universal, Inc.:
3.65% 4/30/15 (i)	3,687	3,860
5.15% 4/30/20 (i)	4,917	5,241
6.4% 4/30/40 (i)	4,249	4,519
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,430
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (f)	6,008	5,816
7% 1/15/14	1,977	1,937
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	4,114
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (i)	3,165	3,220
11.5% 5/1/16	3,000	3,420
11.625% 2/1/14	1,800	2,052
Radio One, Inc. 12.5% 5/11/16 pay-in-kind (n)	4,005	3,605
Rainbow National Services LLC 10.375% 9/1/14 (i)	7,775	8,028
The Reader's Digest Association, Inc. 9.5% 2/15/17 (i)(n)	5,235	5,183
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,534
5.85% 5/1/17	2,500	2,853
6.2% 7/1/13	1,369	1,533
6.75% 7/1/18	691	820
Time Warner, Inc.:
5.875% 11/15/16	2,609	3,005
6.2% 3/15/40	2,618	2,790
6.5% 11/15/36	2,633	2,885
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	5,860	5,948
Univision Communications, Inc. 7.875% 11/1/20 (i)	1,430	1,473
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (e)	740	22
Videotron Ltd. 9.125% 4/15/18	5,565	6,135
		178,167
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (i)	3,850	3,581
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (i)	$ 565	$ 572
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,364
Claire's Stores, Inc. 9.25% 6/1/15	780	725
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (n)	1,330	1,290
Michaels Stores, Inc. 7.75% 11/1/18 (i)	1,665	1,623
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (i)	3,260	3,293
Sonic Automotive, Inc.:
8.625% 8/15/13	1,511	1,530
9% 3/15/18	1,000	1,030
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	5,165	5,759
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,182
		26,368
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20 (i)	2,860	2,724
TOTAL CONSUMER DISCRETIONARY		332,441
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,779	1,827
5.375% 11/15/14 (i)	4,022	4,496
Diageo Capital PLC 5.2% 1/30/13	3,201	3,487
FBG Finance Ltd. 5.125% 6/15/15 (i)	1,730	1,891
PepsiCo, Inc. 4.875% 11/1/40	3,860	3,780
		15,481
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (n)	2,791	2,648
Rite Aid Corp.:
7.5% 3/1/17	13,280	12,550
10.375% 7/15/16	5,420	5,637
		20,835
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (i)	417	487
Harbinger Group, Inc. 10.625% 11/15/15 (i)	1,030	1,004
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,528	$ 6,148
5.625% 11/1/11	2,156	2,249
6.5% 8/11/17	4,486	5,354
6.75% 2/19/14	318	368
		15,610
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	13,393	17,989
Reynolds American, Inc.:
6.75% 6/15/17	1,756	2,000
7.25% 6/15/37	6,525	6,933
		26,922
TOTAL CONSUMER STAPLES		78,848
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP 7.5% 12/1/20 (i)	1,435	1,428
DCP Midstream LLC 5.35% 3/15/20 (i)	4,910	5,231
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	5,488	5,508
Expro Finance Luxembourg SCA 8.5% 12/15/16 (i)	4,735	4,498
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (i)	860	851
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	1,610	1,280
Precision Drilling Corp. 6.625% 11/15/20 (i)	1,580	1,608
Pride International, Inc. 6.875% 8/15/20	1,355	1,430
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,099
5.15% 3/15/13	1,341	1,426
		24,359
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
6.375% 9/15/17	4,295	4,638
6.95% 6/15/19	2,055	2,314
8.7% 3/15/19	2,040	2,491
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,638
Apache Corp. 5.1% 9/1/40	4,384	4,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arch Coal, Inc. 7.25% 10/1/20	$ 720	$ 770
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	9,495	8,486
BW Group Ltd. 6.625% 6/28/17 (i)	1,742	1,776
Chesapeake Energy Corp. 6.5% 8/15/17	3,280	3,313
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	5,990	5,990
ConocoPhillips 5.75% 2/1/19	7,588	8,950
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,131
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,100
9% 10/15/14 (i)	1,155	1,224
Duke Capital LLC 6.25% 2/15/13	589	642
Duke Energy Field Services:
5.375% 10/15/15 (i)	720	798
6.45% 11/3/36 (i)	3,753	3,861
6.875% 2/1/11	1,363	1,376
El Paso Natural Gas Co. 5.95% 4/15/17	551	601
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,913
Enterprise Products Operating LP 5.65% 4/1/13	410	444
Gulf South Pipeline Co. LP 5.75% 8/15/12 (i)	2,276	2,415
LINN Energy LLC 8.625% 4/15/20 (i)	2,840	3,010
Motiva Enterprises LLC:
5.75% 1/15/20 (i)	1,746	1,991
6.85% 1/15/40 (i)	6,648	7,749
Nakilat, Inc. 6.067% 12/31/33 (i)	1,839	1,959
Nexen, Inc.:
5.05% 11/20/13	2,265	2,459
5.2% 3/10/15	535	586
5.875% 3/10/35	2,365	2,365
6.4% 5/15/37	4,230	4,527
NGPL PipeCo LLC 6.514% 12/15/12 (i)	2,099	2,261
OPTI Canada, Inc.:
7.875% 12/15/14	2,745	1,887
8.25% 12/15/14	2,055	1,439
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,268
6.875% 1/20/40	6,871	7,421
7.875% 3/15/19	5,157	6,321
Petroleum Development Corp. 12% 2/15/18	4,240	4,749
Plains All American Pipeline LP 7.75% 10/15/12	1,389	1,533
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	$ 1,880	$ 2,107
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (i)	1,232	1,358
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (i)	2,588	2,717
5.5% 9/30/14 (i)	3,617	3,949
5.832% 9/30/16 (i)	706	779
6.332% 9/30/27 (i)	5,710	6,258
6.75% 9/30/19 (i)	2,367	2,785
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,627
Rockies Express Pipeline LLC 6.25% 7/15/13 (i)	1,603	1,733
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,246
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,952
6.85% 6/1/39	6,550	7,622
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,841
Texas Eastern Transmission LP 6% 9/15/17 (i)	948	1,103
XTO Energy, Inc.:
5% 1/31/15	1,031	1,171
5.65% 4/1/16	707	832
		176,748
TOTAL ENERGY		201,107
FINANCIALS - 3.3%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	8,189	9,031
6.95% 8/10/12	3,566	3,908
BlackRock, Inc. 6.25% 9/15/17	823	950
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,478	3,552
5.95% 1/18/18	2,350	2,548
6.75% 10/1/37	4,509	4,514
7.5% 2/15/19	5,036	5,867
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,494
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 2,275	$ 2,415
7.125% 5/15/15	811	892
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,743	2,887
6.4% 8/28/17	2,868	3,073
6.875% 4/25/18	2,917	3,202
Morgan Stanley:
0.5891% 1/9/14 (n)	2,547	2,434
2.7856% 5/14/13 (n)	6,662	6,874
4.75% 4/1/14	468	486
5.95% 12/28/17	324	342
6% 5/13/14	4,650	5,069
7.3% 5/13/19	4,941	5,547
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	1,765	1,615
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,174
4.95% 11/1/12	2,277	2,454
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,395
5.75% 4/25/18	618	684
		89,407
Commercial Banks - 0.7%
Ally Financial, Inc. 6.25% 12/1/17 (i)	1,800	1,746
Bank of America NA 5.3% 3/15/17	11,915	12,062
CIT Group, Inc.:
7% 5/1/13	1,417	1,424
7% 5/1/14	2,126	2,102
7% 5/1/15	16,251	16,007
7% 5/1/16	5,173	5,069
7% 5/1/17	20,375	19,967
Comerica, Inc. 3% 9/16/15	548	550
Credit Suisse New York Branch 6% 2/15/18	9,961	10,857
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (i)(n)	2,442	2,362
Discover Bank:
7% 4/15/20	2,178	2,363
8.7% 11/18/19	1,651	1,971
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.125% 2/14/11	$ 1,720	$ 1,733
5.25% 2/10/14 (i)	333	357
5.5% 10/17/12	1,329	1,410
Fifth Third Bancorp:
4.5% 6/1/18	418	411
8.25% 3/1/38	2,107	2,419
Fifth Third Bank 4.75% 2/1/15	680	717
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	1,670	1,553
HBOS PLC 6.75% 5/21/18 (i)	408	391
JPMorgan Chase Bank 6% 10/1/17	1,234	1,386
KeyBank NA:
5.8% 7/1/14	3,132	3,406
7% 2/1/11	662	668
KeyBank NA, Cleveland 5.45% 3/3/16	1,877	2,019
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (n)	547	540
Marshall & Ilsley Bank:
4.85% 6/16/15	2,002	1,798
5% 1/17/17	3,062	2,673
5.25% 9/4/12	1,440	1,460
PNC Funding Corp. 3.625% 2/8/15	1,361	1,417
Regions Bank:
6.45% 6/26/37	3,796	3,189
7.5% 5/15/18	2,851	2,748
Regions Financial Corp.:
5.75% 6/15/15	940	877
7.75% 11/10/14	4,251	4,145
SVB Financial Group 5.375% 9/15/20	753	751
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (i)(n)	846	831
UnionBanCal Corp. 5.25% 12/16/13	390	426
Wachovia Bank NA 4.875% 2/1/15	829	889
Wachovia Corp.:
5.625% 10/15/16	2,003	2,245
5.75% 6/15/17	1,728	1,935
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 5,239	$ 5,499
3.75% 10/1/14	2,366	2,497
		126,870
Consumer Finance - 0.5%
Discover Financial Services 6.45% 6/12/17	8,700	9,276
Ford Motor Credit Co. LLC 8.125% 1/15/20	5,000	5,730
General Electric Capital Corp.:
2.25% 11/9/15	3,867	3,746
3.5% 6/29/15	2,343	2,421
5.625% 9/15/17	17,812	19,610
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,384
6.875% 8/28/12	3,685	3,805
8% 11/1/31	2,055	2,095
GMAC LLC:
6% 12/15/11	880	895
6.75% 12/1/14	6,105	6,181
6.875% 9/15/11	1,365	1,389
8% 12/31/18	5,795	5,853
8% 11/1/31	13,691	14,068
Household Finance Corp. 6.375% 10/15/11	1,096	1,146
HSBC Finance Corp. 5.25% 1/14/11	771	775
ORIX Corp. 5.48% 11/22/11	227	234
SLM Corp.:
0.4922% 3/15/11 (n)	66	65
0.5184% 10/25/11 (n)	5,381	5,280
5.625% 8/1/33	280	216
8% 3/25/20	4,125	4,146
8.45% 6/15/18	7,515	7,841
		96,156
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	3,225	3,339
BP Capital Markets PLC 3.625% 5/8/14	4,637	4,814
Calpine Construction Finance Co. LP 8% 6/1/16 (i)	6,880	7,190
Capital One Capital V 10.25% 8/15/39	1,718	1,817
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	1,460	1,515
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
8.125% 4/30/20 (i)	$ 3,485	$ 3,651
Citigroup, Inc.:
4.75% 5/19/15	6,072	6,333
5.375% 8/9/20	7,000	7,151
5.5% 4/11/13	6,263	6,713
6.125% 5/15/18	9,915	10,805
6.5% 1/18/11	770	776
6.5% 8/19/13	15,826	17,454
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,500	2,513
7.75% 1/15/16 (i)	5,125	5,151
8% 1/15/18	2,500	2,513
International Lease Finance Corp.:
5.625% 9/20/13	150	148
5.65% 6/1/14	4,439	4,306
6.375% 3/25/13	2,427	2,439
6.625% 11/15/13	8,252	8,273
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	7,028
6.3% 4/23/19	2,800	3,201
NSG Holdings II, LLC 7.75% 12/15/25 (i)	6,750	6,092
Offshore Group Investment Ltd. 11.5% 8/1/15 (i)	2,905	3,065
Prime Property Funding, Inc.:
5.125% 6/1/15 (i)	642	624
5.5% 1/15/14 (i)	409	412
5.7% 4/15/17 (i)	999	904
TECO Finance, Inc.:
4% 3/15/16	1,242	1,295
5.15% 3/15/20	1,785	1,908
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (i)	3,930	4,470
TransCapitalInvest Ltd. 5.67% 3/5/14 (i)	1,908	2,015
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(n)	7,581	8,056
ZFS Finance USA Trust II 6.45% 12/15/65 (i)(n)	2,951	2,877
ZFS Finance USA Trust IV 5.875% 5/9/62 (i)(n)	961	919
		139,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc. 6.4% 12/15/20	$ 2,756	$ 2,749
Aon Corp.:
3.5% 9/30/15	2,098	2,128
5% 9/30/20	2,219	2,268
6.25% 9/30/40	1,570	1,592
Assurant, Inc. 5.625% 2/15/14	1,126	1,189
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	353
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (i)(n)	878	867
HUB International Holdings, Inc. 9% 12/15/14 (i)	3,710	3,691
Jackson National Life Global Funding 5.375% 5/8/13 (i)	444	483
Liberty Mutual Group, Inc. 6.5% 3/15/35 (i)	350	313
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (i)	4,201	5,611
MetLife, Inc.:
5% 6/15/15	686	753
5.875% 2/6/41	1,540	1,579
6.125% 12/1/11	583	612
6.75% 6/1/16	3,874	4,589
Metropolitan Life Global Funding I:
5.125% 4/10/13 (i)	329	356
5.125% 6/10/14 (i)	3,462	3,837
Monumental Global Funding II 5.65% 7/14/11 (i)	973	993
Monumental Global Funding III 5.5% 4/22/13 (i)	1,297	1,400
New York Life Insurance Co. 6.75% 11/15/39 (i)	2,164	2,565
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (i)	2,640	2,866
Pacific Life Global Funding 5.15% 4/15/13 (i)	1,995	2,145
Pacific Life Insurance Co. 9.25% 6/15/39 (i)	2,976	3,791
Pacific LifeCorp 6% 2/10/20 (i)	3,662	3,981
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,625
5.15% 1/15/13	1,277	1,368
7.375% 6/15/19	1,880	2,253
8.875% 6/15/38 (n)	1,751	2,014
Symetra Financial Corp. 6.125% 4/1/16 (i)	3,053	3,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Unum Group 5.625% 9/15/20	$ 2,591	$ 2,623
USI Holdings Corp. 4.1606% 11/15/14 (i)(n)	2,920	2,497
		67,242
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	232
5.5% 1/15/12	743	777
Camden Property Trust:
5.375% 12/15/13	2,150	2,324
5.875% 11/30/12	395	423
Developers Diversified Realty Corp.:
5.25% 4/15/11	1,903	1,925
5.375% 10/15/12	1,735	1,787
7.5% 4/1/17	2,243	2,517
Duke Realty LP:
4.625% 5/15/13	527	548
5.875% 8/15/12	71	75
Equity One, Inc.:
6% 9/15/17	522	533
6.25% 1/15/17	291	303
Federal Realty Investment Trust:
5.4% 12/1/13	257	278
5.9% 4/1/20	1,213	1,333
6% 7/15/12	1,728	1,841
6.2% 1/15/17	365	414
HRPT Properties Trust:
5.75% 11/1/15	524	553
6.25% 6/15/17	726	763
6.65% 1/15/18	490	524
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (i)	1,885	1,890
7% 1/15/16	4,090	4,141
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,206
Washington (REIT) 5.95% 6/15/11	2,173	2,219
		31,606
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,624
Arden Realty LP 5.2% 9/1/11	789	814
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP 6.125% 4/15/20 (i)	$ 1,607	$ 1,734
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,456	2,459
5.75% 4/1/12	1,118	1,154
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (i)	900	896
Digital Realty Trust LP 4.5% 7/15/15 (i)	2,465	2,530
Duke Realty LP:
5.4% 8/15/14	405	431
5.5% 3/1/16	2,930	3,108
5.625% 8/15/11	4,654	4,761
8.25% 8/15/19	1,608	1,927
DuPont Fabros Technology LP 8.5% 12/15/17	805	871
ERP Operating LP:
4.75% 7/15/20	3,458	3,573
5.5% 10/1/12	279	300
Liberty Property LP:
4.75% 10/1/20	5,285	5,397
5.125% 3/2/15	656	713
5.5% 12/15/16	893	986
Mack-Cali Realty LP 7.75% 2/15/11	575	583
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,403
Realogy Corp. 10.5% 4/15/14	6,555	5,670
Regency Centers LP:
4.95% 4/15/14	360	380
5.25% 8/1/15	1,257	1,340
5.875% 6/15/17	639	701
Simon Property Group LP:
4.2% 2/1/15	1,785	1,905
6.75% 5/15/14	4,302	4,927
Tanger Properties LP:
6.125% 6/1/20	2,005	2,204
6.15% 11/15/15	851	944
Ventas Realty LP 6.5% 6/1/16	660	690
		55,025
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	2,815	2,778
5.65% 5/1/18	7,144	7,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 26	$ 29
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,622	3,904
Independence Community Bank Corp. 2.11% 4/1/14 (n)	2,485	2,439
		16,470
TOTAL FINANCIALS		622,543
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14	2,370	2,571
12.375% 11/1/14	3,645	4,028
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,041
6.3% 8/15/14	2,132	2,253
DaVita, Inc.:
6.375% 11/1/18	1,795	1,777
6.625% 11/1/20	1,555	1,547
Express Scripts, Inc. 6.25% 6/15/14	1,491	1,695
HCA Holdings, Inc. 7.75% 5/15/21 (i)	11,880	11,672
HCA, Inc.:
6.375% 1/15/15	435	427
7.875% 2/15/20	4,825	5,129
9.25% 11/15/16	7,940	8,277
9.875% 2/15/17	850	929
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,729
Multiplan, Inc. 9.875% 9/1/18 (i)	3,385	3,580
NMH Holdings, Inc. 7.4172% 6/15/14 pay-in-kind (i)(n)	0*	0*
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (i)	655	665
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (i)(n)	4,790	4,909
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,442
Tenet Healthcare Corp.:
8.875% 7/1/19	8,005	8,605
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9% 5/1/15	$ 1,002	$ 1,082
9.875% 7/1/14	4,690	5,077
10% 5/1/18	5,002	5,590
UHS Escrow Corp. 7% 10/1/18 (i)	420	440
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,121
		87,586
Health Care Technology - 0.0%
MedAssets, Inc. 8% 11/15/18 (i)	570	573
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,868
Roche Holdings, Inc. 5% 3/1/14 (i)	3,501	3,901
Valeant Pharmaceuticals International:
6.75% 10/1/17 (i)	1,330	1,313
7% 10/1/20 (i)	1,775	1,740
		8,822
TOTAL HEALTH CARE		96,981
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (i)	3,650	4,195
6.4% 12/15/11 (i)	482	503
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,873
7.625% 2/1/18	1,830	1,895
		10,466
Air Freight & Logistics - 0.0%
CEVA Group PLC 11.5% 4/1/18 (i)	5,680	6,078
CHC Helicopter SA 9.25% 10/15/20 (i)	840	857
		6,935
Airlines - 0.1%
Air Canada:
9.25% 8/1/15 (i)	1,950	2,048
12% 2/1/16 (i)	2,470	2,581
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	$ 37	$ 38
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	70
9.798% 4/1/21	5,780	5,910
6.648% 3/15/19	1,662	1,742
6.82% 5/1/18	130	138
6.9% 7/2/19	482	514
7.339% 4/19/14	1,581	1,589
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	0
8.3% 12/15/29 (a)	15,711	0
9.5% 9/15/14 (i)	872	946
10.375% 2/1/11 (a)	8,640	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	199	212
7.779% 1/2/12	455	459
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,130	1,094
8.36% 7/20/20	778	793
United Air Lines, Inc. 9.875% 8/1/13 (i)	1,110	1,206
		19,340
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,064
Commercial Services & Supplies - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,117
Cenveo Corp. 10.5% 8/15/16 (i)	2,590	2,661
Covanta Holding Corp. 7.25% 12/1/20 (j)	1,920	1,960
International Lease Finance Corp.:
5.875% 5/1/13	895	891
6.75% 9/1/16 (i)	2,415	2,560
7.125% 9/1/18 (i)	7,560	8,108
8.625% 9/15/15 (i)	4,640	4,918
8.75% 3/15/17 (i)	2,845	3,037
United Rentals North America, Inc. 8.375% 9/15/20	2,740	2,699
		27,951
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 11,608	$ 11,782
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	17,378	19,005
Sequa Corp.:
11.75% 12/1/15 (i)	2,355	2,508
13.5% 12/1/15 pay-in-kind (i)	774	840
		22,353
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18 (i)	280	298
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,212
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,557
Navistar International Corp. 8.25% 11/1/21	1,735	1,839
		4,906
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (i)	1,035	1,044
Navios Maritime Holdings, Inc.:
8.875% 11/1/17	1,420	1,516
9.5% 12/15/14	3,670	3,798
		6,358
Road & Rail - 0.0%
Western Express, Inc. 12.5% 4/15/15 (i)	1,530	1,302
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	863
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	7,020
		7,883
TOTAL INDUSTRIALS		127,340
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (n)	8,898	8,787
Lucent Technologies, Inc.:
6.45% 3/15/29	16,060	13,009
6.5% 1/15/28	1,025	830
		22,626
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	$ 4,645	$ 4,691
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,929
6% 10/1/12	2,284	2,449
6.55% 10/1/17	815	935
		10,004
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 9.5% 11/15/13 (i)	1,610	1,594
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	2,730	2,607
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,309
7.375% 11/15/18 (i)	1,730	1,713
7.625% 11/15/20 (i)	1,730	1,721
		18,350
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	998
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (i)	4,030	4,221
10.125% 12/15/16	7,465	7,054
10.125% 3/15/18 (i)	10,240	11,187
NXP BV/NXP Funding LLC:
3.0391% 10/15/13 (n)	715	674
7.875% 10/15/14	6,000	6,135
9.75% 8/1/18 (i)	1,480	1,595
Spansion LLC:
7.875% 11/15/17 (i)	1,150	1,140
11.25% 1/15/16 (e)(i)	905	605
Viasystems, Inc. 12% 1/15/15 (i)	2,225	2,492
		35,103
TOTAL INFORMATION TECHNOLOGY		88,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co.:
4.25% 11/15/20	$ 4,800	$ 4,674
7.6% 5/15/14	5,979	6,983
Ferro Corp. 7.875% 8/15/18	555	580
Georgia Gulf Corp. 9% 1/15/17 (i)	3,040	3,306
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (i)	335	335
Huntsman International LLC:
8.625% 3/15/20	1,635	1,745
8.625% 3/15/21 (i)	610	659
Momentive Performance Materials, Inc. 9% 1/15/21 (i)	520	523
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (e)	5,000	7,844
		26,649
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,189
Containers & Packaging - 0.0%
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	1,970	2,108
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,120
Owens-Illinois, Inc. 7.8% 5/15/18	350	375
		6,603
Metals & Mining - 0.2%
Anglo American Capital PLC 4.45% 9/27/20 (i)	1,181	1,216
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,226
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (i)	1,697	1,659
6.375% 11/30/12 (i)	1,179	1,286
Edgen Murray Corp. 12.25% 1/15/15	7,385	6,203
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (i)	3,575	3,629
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	4,850	4,438
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (i)	1,335	1,368
Severstal Columbus LLC 10.25% 2/15/18 (i)	4,670	4,857
United States Steel Corp. 6.65% 6/1/37	3,880	3,371
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,553
		30,806
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (i)	4,080	4,264
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. 7.125% 11/1/18 (i)	$ 485	$ 495
Mercer International, Inc. 9.5% 12/1/17 (i)	1,195	1,195
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0369% 8/1/14 (n)	1,015	914
		6,868
TOTAL MATERIALS		72,115
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.5% 8/15/15	4,100	4,142
6.3% 1/15/38	5,000	5,315
6.8% 5/15/36	8,428	9,428
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,916
British Telecommunications PLC 9.375% 12/15/10 (f)	1,601	1,605
CenturyLink, Inc. 7.6% 9/15/39	3,686	3,697
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	8,440	8,914
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (n)	4,154	4,326
Intelsat Ltd. 11.25% 6/15/16	9,660	10,288
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	3,000	3,120
Qwest Corp. 8.375% 5/1/16	5,765	6,955
Sprint Capital Corp.:
6.875% 11/15/28	19,325	16,426
6.9% 5/1/19	14,150	13,549
8.375% 3/15/12	7,330	7,715
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,976
5.25% 10/1/15	2,367	2,510
6.999% 6/4/18	6,391	7,106
7.2% 7/18/36	4,849	4,645
Telefonica Emisiones SAU 6.421% 6/20/16	684	772
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,237
6.25% 4/1/37	3,729	4,085
Verizon New England, Inc. 6.5% 9/15/11	525	548
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (i)	$ 1,860	$ 1,841
11.75% 7/15/17 (i)	6,720	7,358
		132,149
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (i)	4,000	4,225
Crown Castle International Corp. 9% 1/15/15	2,955	3,251
Digicel Group Ltd.:
8.875% 1/15/15 (i)	6,915	6,967
12% 4/1/14 (i)	6,990	8,161
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,618	4,992
5.875% 10/1/19	5,712	6,349
6.35% 3/15/40	1,699	1,763
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	2,455	2,621
9.5% 6/15/16	4,745	5,006
11.5% 6/15/16	665	708
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (i)	870	887
8.875% 1/15/15	6,980	7,155
Muzak LLC 15% 7/31/14 pay-in-kind	3,445	2,610
Nextel Communications, Inc.:
5.95% 3/15/14	830	801
6.875% 10/31/13	4,380	4,375
7.375% 8/1/15	11,630	11,223
Vodafone Group PLC:
5% 12/16/13	1,353	1,481
5.5% 6/15/11	1,626	1,667
		74,242
TOTAL TELECOMMUNICATION SERVICES		206,391
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	2,739	2,697
Ameren Illinois Co. 6.125% 11/15/17	243	279
AmerenUE 6.4% 6/15/17	1,760	2,021
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 2,423	$ 2,678
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (i)	7,302	7,402
Edison International 3.75% 9/15/17	3,020	3,082
Edison Mission Energy 7% 5/15/17	510	400
EDP Finance BV:
4.9% 10/1/19 (i)	1,300	1,161
6% 2/2/18 (i)	1,406	1,403
FirstEnergy Corp. 7.375% 11/15/31	2,986	3,168
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,354
6.05% 8/15/21	3,826	4,054
Intergen NV 9% 6/30/17 (i)	7,015	7,278
IPALCO Enterprises, Inc. 7.25% 4/1/16 (i)	3,670	3,945
Kentucky Utilities Co.:
3.25% 11/1/20 (i)	401	392
5.125% 11/1/40 (i)	2,863	2,885
LG&E and KU Energy LLC:
2.125% 11/15/15 (i)	3,409	3,347
3.75% 11/15/20 (i)	671	656
Louisville Gas & Electric Co. 5.125% 11/15/40 (i)	859	867
Mirant Americas Generation LLC:
8.3% 5/1/11	6,000	6,075
8.5% 10/1/21	5,560	5,338
Nevada Power Co. 6.5% 5/15/18	5,100	6,055
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	3,645	4,101
Pennsylvania Electric Co. 6.05% 9/1/17	450	501
Pepco Holdings, Inc. 2.7% 10/1/15	3,204	3,194
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	148	145
Progress Energy, Inc.:
6% 12/1/39	3,060	3,326
7.1% 3/1/11	1,994	2,026
Tampa Electric Co. 6.15% 5/15/37	3,871	4,206
		84,036
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (i)	260	283
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (i)	$ 950	$ 950
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,827
		3,060
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
7.75% 10/15/15	4,660	4,940
9.75% 4/15/16	680	755
Duke Capital LLC 5.668% 8/15/14	1,211	1,352
Energy Future Holdings Corp.:
10% 1/15/20 (i)	7,720	7,855
10.875% 11/1/17	561	398
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	1,464	1,490
Enron Corp.:
6.4% 7/15/06 (e)	3,600	0
6.625% 11/15/05 (e)	2,155	0
6.75% 9/1/04 (e)	1,425	0
9.125% 4/1/03 (e)	4,315	0
Exelon Generation Co. LLC:
4% 10/1/20	5,500	5,364
5.35% 1/15/14	900	991
GenOn Escrow Corp.:
9.5% 10/15/18 (i)	2,325	2,209
9.875% 10/15/20 (i)	2,325	2,209
		27,563
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	1,999
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,318
6.3% 9/30/66 (n)	12,373	11,971
DTE Energy Co. 7.05% 6/1/11	580	598
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	1,721	1,867
6.5% 9/15/37	1,418	1,643
NiSource Finance Corp.:
5.25% 9/15/17	497	532
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 794	$ 879
5.45% 9/15/20	598	641
6.4% 3/15/18	782	890
6.8% 1/15/19	2,710	3,149
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	2,307	2,261
		28,748
TOTAL UTILITIES		143,407
TOTAL NONCONVERTIBLE BONDS		1,969,848
TOTAL CORPORATE BONDS (Cost $1,856,427)		2,027,242
U.S. Government and Government Agency Obligations - 11.0%

U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	136,434	152,020
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bonds:
3.875% 8/15/40	30,000	28,725
4.375% 11/15/39	40,590	42,391
U.S. Treasury Notes:
0.5% 11/15/13	525,000	521,816
1% 10/31/11	300,000	301,910
1.875% 6/30/15 (l)	330,000	338,224
2.625% 8/15/20 (l)	281,000	277,509
3.125% 4/30/17	375,000	401,133
TOTAL U.S. TREASURY OBLIGATIONS		1,911,708
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,054,490)		2,063,728
U.S. Government Agency - Mortgage Securities - 3.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.7%
2.577% 6/1/36 (n)	$ 172	$ 178
3% 12/1/25 (j)	10,000	9,982
3.466% 7/1/37 (n)	550	576
3.5% 12/1/25 (j)(k)	10,000	10,222
3.5% 12/1/25 (j)(k)	9,000	9,200
3.5% 11/1/40	118,233	116,251
3.5% 12/1/40 (j)(k)	15,000	14,730
4% 4/1/24 to 10/1/40	10,333	10,567
4% 12/1/25 (j)(k)	14,000	14,552
4% 12/1/40 (j)	1,500	1,522
4% 12/1/40 (j)	14,000	14,205
4.5% 6/1/24 to 11/1/40	27,446	28,604
4.5% 12/1/25 (j)	1,500	1,580
4.5% 12/1/40 (j)	20,400	21,220
5% 6/1/24 to 8/1/40 (k)	35,242	37,460
5% 12/1/40 (j)	21,000	22,251
5% 12/1/40 (j)(k)	10,000	10,596
5.5% 6/1/33 to 3/1/40	84,004	90,197
5.5% 12/1/40 (j)(k)	13,500	14,504
6% 2/1/23 to 9/1/39	30,414	33,161
6% 12/1/40 (j)(k)	3,000	3,264
6% 12/1/40 (j)(k)	6,000	6,528
6% 12/1/40 (j)(k)	8,000	8,703
6% 12/1/40 (j)	6,000	6,528
6% 1/1/41 (j)	14,000	15,204
6.5% 8/1/36	3,769	4,248
TOTAL FANNIE MAE		506,033
Freddie Mac - 0.3%
4.361% 10/1/35 (n)	238	252
4.5% 4/1/40	964	1,011
5% 3/1/19 to 9/1/40	40,155	42,634
6% 7/1/37	71	78
6% 12/1/40 (j)	5,400	5,855
6.5% 11/1/34 to 3/1/36	11,126	12,515
TOTAL FREDDIE MAC		62,345
Ginnie Mae - 0.4%
4% 1/15/25 to 10/20/25	12,598	13,290
4% 12/1/40 (j)	4,500	4,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 12/1/40 (j)	$ 3,000	$ 3,076
4% 12/1/40 (j)	4,000	4,101
4.5% 3/15/39 to 9/20/40	28,040	29,513
5.5% 9/15/39	2,075	2,268
5.5% 12/1/40 (j)	400	435
6% 2/15/34	9,535	10,579
6.5% 3/15/34	5,037	5,710
TOTAL GINNIE MAE		73,586
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $638,628)		641,964
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (n)	1,383	782
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (n)	71	70
Class M2, 1.9034% 3/25/34 (n)	334	265
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (n)	137	129
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (n)	129	1
Class M5, 0.6434% 4/25/36 (n)	25	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (n)	122	122
Series 2006-A7 Class A7, 0.2734% 10/20/12 (n)	62	62
Series 2006-C1 Class C1, 0.7334% 10/20/14 (n)	75	14
Series 2007-A1 Class A, 0.3034% 1/20/15 (n)	41	41
Series 2007-A4 Class A4, 0.2834% 4/22/13 (n)	59	59
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (i)	5,670	5,819
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	552
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (n)	78	57
Series 2004-R2 Class M3, 0.8034% 4/25/34 (n)	103	21
Series 2005-R2 Class M1, 0.7034% 4/25/35 (n)	1,567	1,323
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (n)	36	26
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W11 Class M2, 0.9534% 11/25/34 (n)	$ 426	$ 306
Series 2004-W7 Class M1, 0.8034% 5/25/34 (n)	1,108	609
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (n)	1,078	375
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (n)	2,026	1,451
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (n)	181	5
Axon Financial Funding Ltd. 2.025% 4/4/17 (e)(i)(n)	4,820	0
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (n)	596	595
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (n)	1,371	1,303
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (n)	138	137
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	568	570
Class C, 5.31% 6/15/12	1,132	1,155
Series 2007-1 Class C, 5.38% 11/15/12	403	418
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (i)(n)	347	72
Class B, 1.0034% 7/20/39 (i)(n)	200	18
Class C, 1.3534% 7/20/39 (i)(n)	258	3
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	454
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (n)	4,366	409
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (n)	323	12
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (n)	2,725	367
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (n)	141	8
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (n)	1,368	464
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (i)(n)	98	88
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (i)	282	284
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (i)	6,555	6,565
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,470
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5234% 10/25/35 (n)	1,867	1,779
Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (n)	581	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (n)	$ 58	$ 56
Series 2007-4 Class A1A, 0.3763% 9/25/37 (n)	386	362
Series 2007-5 Class 2A1, 0.3534% 9/25/47 (n)	4,651	4,379
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (i)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2234% 4/25/34 (n)	121	47
Series 2004-4 Class M2, 1.0484% 6/25/34 (n)	446	243
Series 2005-3 Class MV1, 0.6734% 8/25/35 (n)	770	730
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (n)	104	102
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (i)	243	248
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (i)	10	10
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (n)	30	21
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (n)	221	122
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (n)	4,507	1,748
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0784% 3/25/34 (n)	18	5
Series 2006-FF14 Class A2, 0.3134% 10/25/36 (n)	1,334	1,296
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	402
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (n)	586	579
Series 2010-1 Class A, 1.9034% 12/15/14 (i)(n)	2,790	2,843
Series 2010-5 Class A1, 1.5% 9/15/15	4,990	4,972
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	50
Series 2007-1:
Class A4, 5.03% 2/16/15	251	251
Class C, 5.43% 2/16/15	426	424
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (n)	720	349
Class M4, 0.9334% 1/25/35 (n)	276	52
Series 2006-D Class M1, 0.4834% 11/25/36 (n)	224	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (i)(n)	2,160	1,296
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (i)	959	764
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (i)(n)	$ 199	$ 175
Series 2006-2A:
Class A, 0.4334% 11/15/34 (i)(n)	1,339	1,085
Class B, 0.5334% 11/15/34 (i)(n)	484	305
Class C, 0.6334% 11/15/34 (i)(n)	804	346
Class D, 1.0034% 11/15/34 (i)(n)	306	74
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (n)	665	658
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (n)	512	421
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	32	33
Class C, 5.74% 12/15/14	65	66
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9034% 6/25/34 (n)	2,032	1,398
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (n)	820	46
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (n)	86	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (i)(n)	494	252
Series 2006-3:
Class B, 0.6534% 9/25/46 (i)(n)	497	99
Class C, 0.8034% 9/25/46 (i)(n)	1,159	174
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (n)	306	215
Series 2003-3 Class M1, 1.5434% 8/25/33 (n)	606	426
Series 2003-5 Class A2, 0.9534% 12/25/33 (n)	25	15
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (n)	88	87
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (n)	1,162	1,124
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (n)	5	5
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (n)	584	480
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (n)	1,137	442
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (n)	2,497	102
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (n)	1,136	938
Class MV1, 0.4834% 11/25/36 (n)	923	552
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (n)	397	20
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (n)	600	514
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust: - continued
Series 2006-A Class 2C, 1.4394% 3/27/42 (n)	$ 2,016	$ 338
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,226	1,244
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (n)	81	57
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (i)	11	10
Class C, 5.691% 10/20/28 (i)	5	4
Class D, 6.01% 10/20/28 (i)	58	46
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (n)	407	23
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (n)	596	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (n)	129	85
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	120	121
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (n)	436	336
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (n)	1,613	1,426
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (n)	11	11
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (n)	2,353	1,876
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (n)	44	31
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (n)	303	161
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (n)	316	46
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (n)	3,212	86
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (c)	1,364	157
Series 2006-1 Class AIO, 5.5% 4/25/11 (c)	252	5
Series 2006-2 Class AIO, 6% 8/25/11 (c)	160	6
Series 2006-3 Class AIO, 7.1% 1/25/12 (c)	258	16
Series 2006-4:
Class A1, 0.2834% 3/25/25 (n)	292	288
Class AIO, 6.35% 2/27/12 (c)	819	56
Class D, 1.3534% 5/25/32 (n)	1,544	12
Series 2007-1 Class AIO, 7.27% 4/25/12 (c)	1,101	98
Series 2007-2 Class AIO, 6.7% 7/25/12 (c)	936	92
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (n)	1,083	745
Series 2005-D Class M2, 0.7234% 2/25/36 (n)	593	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (e)(i)(n)	$ 892	$ 330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (n)	57	55
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (n)	117	113
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (n)	405	193
Class M4, 1.7034% 9/25/34 (n)	519	126
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (n)	1,817	1,600
Class M3, 0.8134% 1/25/36 (n)	363	252
Class M4, 1.0834% 1/25/36 (n)	1,120	454
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (n)	1,328	39
Class M9, 2.1334% 5/25/35 (n)	160	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (i)(n)	2,497	2,493
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (n)	271	8
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (n)	61	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (n)	1,214	998
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (n)	66	2
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (n)	446	203
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (n)	157	154
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (i)(n)	598	562
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (n)	965	57
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (i)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (n)	55	27
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (n)	928	771
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (i)	638	657
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (n)	$ 22	$ 15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (i)(n)	1,485	74
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	261	270
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (i)	66	67
Class D, 5.54% 12/20/12 (i)	404	409
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (i)	674	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (i)(n)	6,374	6,336
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(i)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (i)(n)	1,358	503
TOTAL ASSET-BACKED SECURITIES (Cost $90,736)		91,986
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (i)(n)	1,084	1,050
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	51	13
Class C, 5.6987% 4/10/49 (n)	135	23
Class D, 5.6987% 4/10/49 (n)	67	10
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (i)	4,109	4,206
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (n)	1,419	1,310
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (n)	1,564	1,395
Series 2004-A Class 2A2, 3.516% 2/25/34 (n)	801	707
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	103	89
Class 2A2, 3.0591% 3/25/34 (n)	899	853
Series 2004-D Class 2A2, 2.957% 5/25/34 (n)	1,339	1,216
Series 2004-G Class 2A7, 2.9642% 8/25/34 (n)	1,219	1,079
Series 2004-H Class 2A1, 3.1633% 9/25/34 (n)	1,093	972
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (i)(n)(c)	$ 36,304	$ 2,785
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (n)	1,676	1,346
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (i)(n)(c)	2,557	32
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (n)	391	380
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (n)	3,815	3,797
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (n)	912	970
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (n)	934	932
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	234
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (i)(n)	912	910
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (n)	168	154
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (n)	1,388	1,317
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (i)(n)	2,608	2,570
Class C2, 0.7591% 10/18/54 (i)(n)	874	857
Class M2, 0.5391% 10/18/54 (i)(n)	1,499	1,471
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (i)(n)	2,161	2,075
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (i)(n)	2,364	2,349
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (n)	142	73
Series 2006-1A Class C2, 0.8534% 12/20/54 (i)(n)	4,917	2,551
Series 2006-2 Class C1, 0.7234% 12/20/54 (n)	4,095	2,232
Series 2006-3 Class C2, 0.7534% 12/20/54 (n)	853	470
Series 2006-4:
Class B1, 0.3434% 12/20/54 (n)	3,154	2,488
Class C1, 0.6334% 12/20/54 (n)	1,928	1,000
Class M1, 0.4234% 12/20/54 (n)	829	570
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (n)	1,671	911
Class 1M1, 0.5534% 12/20/54 (n)	1,114	763
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.2134% 12/20/54 (n)	$ 760	$ 414
Class 2M1, 0.7534% 12/20/54 (n)	1,431	980
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (n)	1,981	1,020
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (n)	326	222
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (n)	556	483
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (n)	286	180
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	51	52
Class A3, 5.447% 6/12/47 (n)	1,730	1,801
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (n)	1,917	1,592
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (n)	1,135	1,104
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (n)	1,269	1,165
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (n)	2,913	2,768
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	440
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (n)	796	500
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (n)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (n)	1,386	941
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (i)(n)	188	170
Class C, 0.443% 6/15/22 (i)(n)	1,165	1,002
Class D, 0.453% 6/15/22 (i)(n)	448	376
Class E, 0.463% 6/15/22 (i)(n)	717	588
Class F, 0.493% 6/15/22 (i)(n)	1,164	931
Class G, 0.563% 6/15/22 (i)(n)	269	210
Class H, 0.583% 6/15/22 (i)(n)	538	414
Class J, 0.623% 6/15/22 (i)(n)	628	452
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (n)	1,429	1,365
Series 2005-A2 Class A7, 2.7997% 2/25/35 (n)	1,329	1,229
Series 2006-A6 Class A4, 3.1798% 10/25/33 (n)	1,166	1,106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	$ 3,905	$ 4,169
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (n)	1,801	1,458
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (n)	2,236	143
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (n)	733	637
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (i)(n)	1,358	943
Class B6, 3.1034% 7/10/35 (i)(n)	290	183
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	742	766
Series 2004-SL3 Class A1, 7% 8/25/16	48	47
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (i)(n)	337	289
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (i)	129	129
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	30	22
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (n)	425	419
Series 2003-20 Class 1A1, 5.5% 7/25/33	359	368
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (n)	2,485	1,376
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (n)	8,594	8,510
Series 2006-5 Class A1, 0.3734% 10/25/46 (n)	3,333	3,288
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (n)	731	682
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (n)	1,948	1,707
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (n)	662	629
Series 2004-H Class A1, 4.5322% 6/25/34 (n)	1,269	1,241
Series 2004-W Class A9, 2.7879% 11/25/34 (n)	3,939	3,795
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (n)	544	528
Series 2005-AR12:
Class 2A5, 2.8758% 7/25/35 (n)	9,940	9,433
Class 2A6, 2.8758% 7/25/35 (n)	457	425
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (n)	$ 2,052	$ 1,921
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (n)	802	724
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,634)		111,499
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (n)	671	721
Class A3, 6.8647% 2/14/43 (n)	724	777
Class A6, 7.1847% 2/14/43 (n)	1,067	1,142
Class PS1, 1.3859% 2/14/43 (n)(c)	2,759	73
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (n)	1,065	1,150
Series 2006-5:
Class A1, 5.185% 9/10/47	343	344
Class A2, 5.317% 9/10/47	3,520	3,623
Class A3, 5.39% 9/10/47	1,272	1,372
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,904
Series 2007-2 Class A1, 5.421% 4/10/49	235	240
Series 2007-4 Class A3, 5.8083% 2/10/51 (n)	910	960
Series 2006-6 Class E, 5.619% 10/10/45 (i)	527	99
Series 2007-3:
Class A3, 5.6579% 6/10/49 (n)	1,523	1,602
Class A4, 5.6579% 6/10/49 (n)	1,901	1,961
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,099
Series 2004-2:
Class A3, 4.05% 11/10/38	301	306
Class A4, 4.153% 11/10/38	1,157	1,190
Series 2005-1 Class A3, 4.877% 11/10/42	1,493	1,499
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	468	468
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,623
Series 2001-3 Class H, 6.562% 4/11/37 (i)	510	509
Series 2001-PB1:
Class J, 7.166% 5/11/35 (i)	228	223
Class K, 6.15% 5/11/35 (i)	424	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	$ 2,833	$ 3,004
Series 2007-1 Class B, 5.543% 1/15/49	549	282
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (i)(n)	392	349
Class D, 0.6134% 3/15/22 (i)(n)	397	337
Class E, 0.6534% 3/15/22 (i)(n)	328	274
Class F, 0.7234% 3/15/22 (i)(n)	467	373
Class G, 0.7834% 3/15/22 (i)(n)	303	212
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (i)(n)	586	543
Class D, 0.4634% 10/15/19 (i)(n)	716	644
Class E, 0.4934% 10/15/19 (i)(n)	663	584
Class F, 0.5634% 10/15/19 (i)(n)	1,987	1,696
Class G, 0.5834% 10/15/19 (i)(n)	935	741
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (i)(n)	60	41
Series 2004-1:
Class A, 0.6134% 4/25/34 (i)(n)	1,010	808
Class B, 2.1534% 4/25/34 (i)(n)	113	52
Class M1, 0.8134% 4/25/34 (i)(n)	91	59
Class M2, 1.4534% 4/25/34 (i)(n)	84	46
Series 2004-2:
Class A, 0.6834% 8/25/34 (i)(n)	832	691
Class M1, 0.8334% 8/25/34 (i)(n)	143	97
Series 2004-3:
Class A1, 0.6234% 1/25/35 (i)(n)	1,862	1,481
Class A2, 0.6734% 1/25/35 (i)(n)	267	192
Class M1, 0.7534% 1/25/35 (i)(n)	321	222
Class M2, 1.2534% 1/25/35 (i)(n)	153	99
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (i)(n)	1,330	1,066
Class M1, 0.6834% 8/25/35 (i)(n)	72	40
Class M2, 0.7334% 8/25/35 (i)(n)	119	64
Class M3, 0.7534% 8/25/35 (i)(n)	66	33
Class M4, 0.8634% 8/25/35 (i)(n)	61	30
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (i)(n)	537	414
Class A2, 0.6534% 11/25/35 (i)(n)	485	359
Class M1, 0.6934% 11/25/35 (i)(n)	64	35
Class M2, 0.7434% 11/25/35 (i)(n)	81	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7634% 11/25/35 (i)(n)	$ 72	$ 34
Class M4, 0.8534% 11/25/35 (i)(n)	90	41
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (i)(n)	1,239	855
Class B1, 1.6534% 1/25/36 (i)(n)	107	37
Class M1, 0.7034% 1/25/36 (i)(n)	400	212
Class M2, 0.7234% 1/25/36 (i)(n)	120	60
Class M3, 0.7534% 1/25/36 (i)(n)	175	81
Class M4, 0.8634% 1/25/36 (i)(n)	97	40
Class M5, 0.9034% 1/25/36 (i)(n)	97	38
Class M6, 0.9534% 1/25/36 (i)(n)	103	38
Series 2006-1:
Class A2, 0.6134% 4/25/36 (i)(n)	190	135
Class M1, 0.6334% 4/25/36 (i)(n)	68	32
Class M2, 0.6534% 4/25/36 (i)(n)	72	31
Class M3, 0.6734% 4/25/36 (i)(n)	62	24
Class M4, 0.7734% 4/25/36 (i)(n)	35	13
Class M5, 0.8134% 4/25/36 (i)(n)	34	12
Class M6, 0.8934% 4/25/36 (i)(n)	68	22
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (i)(n)	2,846	2,199
Class A2, 0.5334% 7/25/36 (i)(n)	169	119
Class B1, 1.1234% 7/25/36 (i)(n)	63	18
Class B3, 2.9534% 7/25/36 (i)(n)	96	22
Class M1, 0.5634% 7/25/36 (i)(n)	177	94
Class M2, 0.5834% 7/25/36 (i)(n)	125	52
Class M3, 0.6034% 7/25/36 (i)(n)	104	40
Class M4, 0.6734% 7/25/36 (i)(n)	70	25
Class M5, 0.7234% 7/25/36 (i)(n)	86	29
Class M6, 0.7934% 7/25/36 (i)(n)	128	38
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (i)(n)	114	24
Class B2, 1.6034% 10/25/36 (i)(n)	82	14
Class B3, 2.8534% 10/25/36 (i)(n)	134	19
Class M4, 0.6834% 10/25/36 (i)(n)	126	50
Class M5, 0.7334% 10/25/36 (i)(n)	151	53
Class M6, 0.8134% 10/25/36 (i)(n)	295	83
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (i)(n)	643	500
Class A2, 0.5234% 12/25/36 (i)(n)	3,146	2,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9534% 12/25/36 (i)(n)	$ 100	$ 25
Class B2, 1.5034% 12/25/36 (i)(n)	103	23
Class B3, 2.7034% 12/25/36 (i)(n)	174	36
Class M1, 0.5434% 12/25/36 (i)(n)	209	96
Class M2, 0.5634% 12/25/36 (i)(n)	139	58
Class M3, 0.5934% 12/25/36 (i)(n)	142	56
Class M4, 0.6534% 12/25/36 (i)(n)	169	63
Class M5, 0.6934% 12/25/36 (i)(n)	155	49
Class M6, 0.7734% 12/25/36 (i)(n)	139	39
Series 2007-1:
Class A2, 0.5234% 3/25/37 (i)(n)	662	444
Class B1, 0.9234% 3/25/37 (i)(n)	211	40
Class B2, 1.4034% 3/25/37 (i)(n)	153	28
Class B3, 3.6034% 3/25/37 (i)(n)	419	59
Class M1, 0.5234% 3/25/37 (i)(n)	186	93
Class M2, 0.5434% 3/25/37 (i)(n)	139	56
Class M3, 0.5734% 3/25/37 (i)(n)	124	43
Class M4, 0.6234% 3/25/37 (i)(n)	100	32
Class M5, 0.6734% 3/25/37 (i)(n)	155	45
Class M6, 0.7534% 3/25/37 (i)(n)	217	50
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (i)(n)	594	433
Class A2, 0.5734% 7/25/37 (i)(n)	556	278
Class B1, 1.8534% 7/25/37 (i)(n)	172	22
Class B2, 2.5034% 7/25/37 (i)(n)	149	16
Class B3, 3.6034% 7/25/37 (i)(n)	166	17
Class M1, 0.6234% 7/25/37 (i)(n)	195	63
Class M2, 0.6634% 7/25/37 (i)(n)	107	25
Class M3, 0.7434% 7/25/37 (i)(n)	108	22
Class M4, 0.9034% 7/25/37 (i)(n)	214	38
Class M5, 1.0034% 7/25/37 (i)(n)	188	30
Class M6, 1.2534% 7/25/37 (i)(n)	239	35
Series 2007-3:
Class A2, 0.5434% 7/25/37 (i)(n)	679	434
Class B1, 1.2034% 7/25/37 (i)(n)	151	34
Class B2, 1.8534% 7/25/37 (i)(n)	378	66
Class B3, 4.2534% 7/25/37 (i)(n)	202	31
Class M1, 0.5634% 7/25/37 (i)(n)	135	62
Class M2, 0.5934% 7/25/37 (i)(n)	145	52
Class M3, 0.6234% 7/25/37 (i)(n)	227	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7534% 7/25/37 (i)(n)	$ 356	$ 105
Class M5, 0.8534% 7/25/37 (i)(n)	186	52
Class M6, 1.0534% 7/25/37 (i)(n)	141	32
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (i)(n)	227	16
Class B2, 3.7034% 9/25/37 (i)(n)	819	49
Class M1, 1.2034% 9/25/37 (i)(n)	217	46
Class M2, 1.3034% 9/25/37 (i)(n)	217	37
Class M4, 1.8534% 9/25/37 (i)(n)	554	72
Class M5, 2.0034% 9/25/37 (i)(n)	554	58
Class M6, 2.2034% 9/25/37 (i)(n)	554	50
Series 2004-1 Class IO, 1.25% 4/25/34 (i)(c)	2,092	68
Series 2007-5A Class IO, 3.047% 10/25/37 (i)(n)(c)	5,021	540
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (i)(n)	611	446
Class H, 0.9034% 3/15/19 (i)(n)	411	229
Class J, 1.1034% 3/15/19 (i)(n)	309	161
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (i)(n)	452	325
Class E, 0.5534% 3/15/22 (i)(n)	2,347	1,573
Class F, 0.6034% 3/15/22 (i)(n)	1,440	893
Class G, 0.6534% 3/15/22 (i)(n)	369	210
Class H, 0.8034% 3/15/22 (i)(n)	452	226
Class J, 0.9534% 3/15/22 (i)(n)	452	190
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	284	289
Series 2004-PWR3 Class A3, 4.487% 2/11/41	579	590
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	725	735
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,851
Series 2007-PW16:
Class A4, 5.717% 6/11/40 (n)	534	569
Class AAB, 5.717% 6/11/40 (n)	4,740	5,130
Series 2007-PW17 Class A1, 5.282% 6/11/50	472	480
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	334
Class A4, 5.7% 6/11/50	4,380	4,627
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	221	227
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (i)(n)(c)	6,436	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 3,219	$ 3,405
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (i)(n)(c)	12,358	202
Series 2006-T22 Class A4, 5.5118% 4/12/38 (n)	114	125
Series 2007-PW15 Class A1, 5.016% 2/11/44	201	205
Series 2007-PW16:
Class B, 5.717% 6/11/40 (i)(n)	146	63
Class C, 5.717% 6/11/40 (i)(n)	122	47
Class D, 5.717% 6/11/40 (i)(n)	122	42
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (i)(n)(c)	85,192	1,096
Series 2007-T28:
Class A1, 5.422% 9/11/42	115	118
Class X2, 0.1749% 9/11/42 (i)(n)(c)	39,180	313
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (i)(n)	556	222
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (i)(n)	686	527
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (i)	1,072	1,150
Class XCL, 2.1162% 5/15/35 (i)(n)(c)	11,823	272
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (i)(n)	326	304
Class G, 0.5834% 8/15/21 (i)(n)	405	353
Class H, 0.6234% 8/15/21 (i)(n)	324	266
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,712
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (i)	1,526	1,419
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,293	1,302
Class A2, 5.6985% 12/10/49 (n)	1,210	1,265
Class A4, 5.6985% 12/10/49 (n)	3,035	3,220
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	121	121
Class A2A, 5.237% 12/11/49	812	829
Class A4, 5.322% 12/11/49	4,053	4,169
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	917
Class C, 5.476% 12/11/49	1,717	309
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (n)	912	976
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	684
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (i)(n)	$ 2,493	$ 2,244
Class C, 0.5234% 4/15/17 (i)(n)	734	639
Class D, 0.5634% 4/15/17 (i)(n)	721	602
Class E, 0.6234% 4/15/17 (i)(n)	230	184
Class F, 0.6634% 4/15/17 (i)(n)	130	95
Class G, 0.8034% 4/15/17 (i)(n)	130	87
Class H, 0.8734% 4/15/17 (i)(n)	130	74
Class J, 1.1034% 4/15/17 (i)(n)	100	47
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (i)(n)	696	654
Class D, 0.5934% 11/15/17 (i)(n)	36	33
Class E, 0.6434% 11/15/17 (i)(n)	128	114
Class F, 0.7034% 11/15/17 (i)(n)	141	121
Class G, 0.7534% 11/15/17 (i)(n)	98	79
Series 2006-CN2A:
Class A2FL, 0.4738% 2/5/19 (i)(n)	1,390	1,309
Class AJFL, 0.5138% 2/5/19 (n)	640	592
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (i)(n)	1,300	1,131
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,700
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (i)	1,592	1,594
Class AJFX, 5.478% 2/5/19 (i)	2,940	2,911
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	2,018	2,170
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (i)(n)(c)	2,244	5
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	447
Class XP, 0.4812% 12/10/46 (n)(c)	14,308	191
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,169
Series 2007-C2:
Class A1, 5.269% 1/15/49	9	9
Class A2, 5.448% 1/15/49 (n)	6,455	6,598
Class A3, 5.542% 1/15/49 (n)	1,824	1,875
Series 2007-C3 Class A4, 5.721% 6/15/39 (n)	549	568
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,547
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (n)(c)	$ 9,638	$ 164
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	825	847
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (i)(n)	3,254	1,790
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	945
Series 2002-CP5 Class A1, 4.106% 12/15/35	89	90
Series 2004-C1:
Class A3, 4.321% 1/15/37	183	185
Class A4, 4.75% 1/15/37	425	448
Series 1998-C1 Class D, 7.17% 5/17/40	17	17
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (n)(c)	2,368	14
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (i)(n)(c)	6,885	54
Series 2006-C1 Class A3, 5.5465% 2/15/39 (n)	4,815	5,102
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (i)(n)	345	238
Class C:
0.4234% 2/15/22 (i)(n)	1,416	835
0.5234% 2/15/22 (i)(n)	506	243
Class F, 0.5734% 2/15/22 (i)(n)	1,011	435
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	45	45
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (n)(c)	17,074	182
Class B, 5.487% 2/15/40 (i)(n)	1,394	167
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	326
Class G, 6.936% 3/15/33 (i)	600	600
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,679
Series 2001-1 Class X1, 0.99% 5/15/33 (i)(n)(c)	7,081	21
Series 2004-C1 Class X2, 1.1123% 11/10/38 (i)(n)(c)	6,896	7
Series 2007-C1 Class XP, 0.1995% 12/10/49 (n)(c)	20,612	118
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (i)(n)(c)	7,002	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2004-C3 Class X2, 0.6308% 12/10/41 (n)(c)	$ 2,929	$ 15
Series 2005-C1 Class X2, 0.5556% 5/10/43 (n)(c)	3,624	30
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (i)(n)	343	311
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	135	136
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,908
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,774
Series 2003-C2 Class XP, 0.8817% 1/5/36 (i)(n)(c)	8,367	0*
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (i)(n)(c)	16,892	124
Series 2006-GG7 Class A3, 5.8828% 7/10/38 (n)	2,404	2,610
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (i)(c)	21,003	209
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (i)(n)	46	43
Class D, 0.5334% 6/6/20 (i)(n)	218	195
Class E, 0.6234% 6/6/20 (i)(n)	252	219
Class F, 0.6934% 6/6/20 (i)(n)	634	535
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (i)(n)	1,144	1,030
Class D, 0.6234% 3/6/20 (i)(n)	2,144	1,887
Class F, 0.7334% 3/6/20 (i)(n)	94	81
Class G, 0.7734% 3/6/20 (i)(n)	47	40
Class H, 0.9034% 3/6/20 (i)(n)	42	35
Class J, 1.1034% 3/6/20 (i)(n)	60	50
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (i)	1,433	1,435
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	295
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (i)(n)(c)	17,245	175
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,748	4,784
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,393
Series 2007-GG10:
Class A1, 5.69% 8/10/45	104	106
Class A2, 5.778% 8/10/45	435	449
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (i)(n)(c)	$ 2,039	$ 4
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (i)(n)(c)	2,037	6
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (i)(n)	672	591
Class C, 0.4634% 11/15/18 (i)(n)	477	406
Class D, 0.4834% 11/15/18 (i)(n)	211	173
Class E, 0.5334% 11/15/18 (i)(n)	303	243
Class F, 0.5834% 11/15/18 (i)(n)	455	355
Class G, 0.6134% 11/15/18 (i)(n)	396	297
Class H, 0.7534% 11/15/18 (i)(n)	303	221
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	2,712	2,867
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	626
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	433	454
Class A3, 5.336% 5/15/47	380	396
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (n)	3,198	3,381
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	2,560	2,667
Series 2007-LDP10 Class A1, 5.122% 1/15/49	21	22
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,104
Class A3, 5.412% 1/15/49	2,510	2,618
Series 2005-CB13 Class E, 5.3509% 1/12/43 (i)(n)	461	36
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,699	6,927
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	268
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (n)	78	29
Class C, 5.7421% 2/12/49 (n)	204	71
Class D, 5.7421% 2/12/49 (n)	214	65
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	61
Class CS, 5.466% 1/15/49 (n)	75	24
Class ES, 5.5411% 1/15/49 (i)(n)	472	31
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (i)	319	322
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (n)	743	789
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust: - continued
Series 1998-C1 Class D, 6.98% 2/18/30	$ 306	$ 307
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0831% 4/25/21 (i)(n)	59	39
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	147	148
Series 2006-C1 Class A2, 5.084% 2/15/31	234	235
Series 2006-C3 Class A1, 5.478% 3/15/32	11	11
Series 2006-C6:
Class A1, 5.23% 9/15/39	87	87
Class A2, 5.262% 9/15/39 (n)	1,591	1,613
Series 2006-C7:
Class A1, 5.279% 11/15/38	53	54
Class A2, 5.3% 11/15/38	1,003	1,025
Class A3, 5.347% 11/15/38	679	718
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	107	109
Class A4, 5.424% 2/15/40	2,738	2,891
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,058
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,806
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,027
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (i)(n)(c)	15,387	44
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	126	127
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (n)(c)	2,823	28
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (n)(c)	4,202	76
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,006	849
Class D, 5.563% 2/15/40 (n)	365	132
Class E, 5.582% 2/15/40 (n)	182	49
Class XCP, 0.477% 2/15/40 (n)(c)	2,084	22
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,195
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,031
Class XCP, 0.29% 9/15/45 (n)(c)	69,986	732
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (i)(n)	292	222
Class E, 0.5434% 9/15/21 (i)(n)	1,054	780
Class F, 0.5934% 9/15/21 (i)(n)	868	625
Class G, 0.6134% 9/15/21 (i)(n)	1,714	1,200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.6534% 9/15/21 (i)(n)	$ 442	$ 283
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,673
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	151	151
Series 2007-C1 Class A1, 4.533% 6/12/50	173	174
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (n)	1,498	1,549
Series 2005-LC1 Class F, 5.3852% 1/12/44 (i)(n)	793	399
Series 2006-C1 Class A2, 5.6095% 5/12/39 (n)	1,272	1,309
Series 2007-C1 Class A4, 5.8258% 6/12/50 (n)	3,452	3,707
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,055
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (n)	423	411
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (n)	970	1,015
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	827
Series 2007-5:
Class A1, 4.275% 8/12/48	13	13
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	36
Class B, 5.479% 2/12/17	2,736	434
Series 2007-6:
Class A1, 5.175% 3/12/51	39	40
Class A4, 5.485% 3/12/51 (n)	7,400	7,564
Series 2007-7 Class A4, 5.7475% 6/12/50 (n)	3,192	3,280
Series 2007-8 Class A1, 4.622% 8/12/49	201	204
Series 2006-4 Class XP, 0.6252% 12/12/49 (n)(c)	20,235	366
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	278
Series 2007-7 Class B, 5.75% 6/12/50	79	13
Series 2007-8 Class A3, 5.9646% 8/12/49 (n)	787	847
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (i)(n)	625	75
Class G, 0.614% 7/15/19 (i)(n)	259	241
Series 2007-XCLA Class A1, 0.454% 7/17/17 (i)(n)	1,831	1,323
Series 2007-XLCA Class B, 0.754% 7/17/17 (i)(n)	1,670	196
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (i)(n)	$ 523	$ 225
Class D, 0.444% 10/15/20 (i)(n)	507	182
Class E, 0.504% 10/15/20 (i)(n)	634	133
Class F, 0.554% 10/15/20 (i)(n)	380	53
Class G, 0.594% 10/15/20 (i)(n)	470	33
Class H, 0.684% 10/15/20 (i)(n)	296	18
Class J, 0.834% 10/15/20 (i)(n)	338	14
Class MHRO, 0.944% 10/15/20 (i)(n)	376	94
Class MJPM, 1.254% 10/15/20 (i)(n)	115	86
Class MSTR, 0.954% 10/15/20 (i)(n)	214	54
Class NHRO, 1.144% 10/15/20 (i)(n)	567	85
Class NSTR, 1.104% 10/15/20 (i)(n)	197	30
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (i)(n)(c)	2,511	18
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,395
Series 2006-T23 Class A1, 5.682% 8/12/41	211	213
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	116	118
Class A31, 5.439% 2/12/44 (n)	462	481
Series 2007-IQ13 Class A1, 5.05% 3/15/44	193	195
Series 2007-IQ14 Class A1, 5.38% 4/15/49	483	493
Series 2007-T25 Class A1, 5.391% 11/12/49	171	175
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (i)(n)(c)	5,901	34
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (i)(n)(c)	10,148	118
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (i)(n)(c)	6,608	68
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (n)	1,415	1,436
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (n)	1,498	1,573
Class A4, 5.7608% 10/15/42 (n)	274	303
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	332
Series 2006-T23 Class A3, 5.8053% 8/12/41 (n)	466	501
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	1,654	762
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,435
Class AAB, 5.654% 4/15/49	2,650	2,801
Class B, 5.7278% 4/15/49 (n)	224	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (i)(n)	$ 2,252	$ 62
Class D, 0.954% 7/17/17 (i)(n)	1,059	13
Class E, 1.054% 7/17/17 (i)(n)	862	11
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	93	96
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (i)	775	788
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (i)(n)	969	930
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (i)(n)	1,239	793
Class F, 0.5963% 8/11/18 (i)(n)	1,426	676
Class G, 0.6163% 8/11/18 (i)(n)	1,351	625
Class J, 0.8563% 8/11/18 (i)(n)	300	94
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (i)(n)	98	59
Class AP2, 1.0534% 6/15/20 (i)(n)	163	90
Class F, 0.7334% 6/15/20 (i)(n)	3,171	1,585
Class LXR1, 0.9534% 6/15/20 (i)(n)	112	79
Class LXR2, 1.0534% 6/15/20 (i)(n)	2,162	1,405
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (i)	1,385	1,396
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,093
Series 2006-C27 Class A2, 5.624% 7/15/45	753	766
Series 2006-C29:
Class A1, 5.11% 11/15/48	380	384
Class A3, 5.313% 11/15/48	2,422	2,579
Series 2007-C30:
Class A1, 5.031% 12/15/43	22	22
Class A3, 5.246% 12/15/43	783	793
Class A4, 5.305% 12/15/43	268	269
Class A5, 5.342% 12/15/43	976	979
Series 2007-C31:
Class A1, 5.14% 4/15/47	89	90
Class A4, 5.509% 4/15/47	2,061	2,108
Series 2007-C32:
Class A2, 5.739% 6/15/49 (n)	3,184	3,299
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.744% 6/15/49 (n)	$ 1,548	$ 1,598
Series 2003-C6 Class G, 5.125% 8/15/35 (i)(n)	433	423
Series 2003-C9 Class XP, 0.4498% 12/15/35 (i)(n)(c)	3,693	0*
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (i)(n)	701	673
Class 180B, 5.3979% 10/15/41 (i)(n)	319	300
Series 2005-C19 Class B, 4.892% 5/15/44	912	767
Series 2005-C22:
Class B, 5.3588% 12/15/44 (n)	2,022	1,662
Class F, 5.3588% 12/15/44 (i)(n)	1,521	626
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,370
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	912	289
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	468
Class D, 5.513% 12/15/43 (n)	1,459	128
Class XP, 0.4396% 12/15/43 (i)(n)(c)	10,129	133
Series 2007-C31 Class C, 5.6934% 4/15/47 (n)	251	55
Series 2007-C31A Class A2, 5.421% 4/15/47	8,776	9,030
Series 2007-C32:
Class D, 5.744% 6/15/49 (n)	685	140
Class E, 5.744% 6/15/49 (n)	1,080	189
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (n)	604	629
Series 2007-C33 Class B, 5.9025% 2/15/51 (n)	1,534	509
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $254,515)		310,437
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	2,600	2,741
7.5% 4/1/34	3,750	3,842
7.55% 4/1/39	800	824
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,211
TOTAL MUNICIPAL SECURITIES (Cost $11,279)		11,618
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $1,865)	$ 1,794	$ 1,902
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $133)	143	156
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. term loan 3.0375% 12/15/13 (n)	12,841	12,697
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	8,028	6,944
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (n)	8,184	7,999
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (e)(n)	2,750	28
Newsday LLC term loan 10.5% 8/1/13	7,000	7,420
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (e)(n)	1,188	736
Univision Communications, Inc. term loan 4.5063% 3/31/17 (n)	11,301	10,524
		26,707
Specialty Retail - 0.1%
GNC Corp. term loan 2.5286% 9/16/13 (n)	764	756
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (n)	1,200	1,155
Tranche B2, term loan 4.8125% 7/31/16 (n)	1,615	1,603
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)	6,765	6,630
		10,144
TOTAL CONSUMER DISCRETIONARY		56,492
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC term loan 9.5% 5/12/15 (n)	8,429	8,555
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (n)	$ 564	$ 536
FINANCIALS - 0.1%
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (n)	2,798	2,843
Diversified Financial Services - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,419	5,473
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (n)	1,657	1,529
Tranche B, term loan 3.2857% 10/10/13 (n)	12,157	11,215
Tranche DD, term loan 3.2836% 10/10/13 (n)	4,442	4,087
		16,831
TOTAL FINANCIALS		25,147
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 5.79% 6/25/15 (n)	19,892	19,644
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (n)	2,500	2,050
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0063% 3/14/11 (n)	788	765
Tranche 2LN, term loan 8.0063% 9/14/11 (n)	6,000	5,798
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (n)	11,538	11,422
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0444% 6/15/15 (n)	17,840	16,770
		56,449
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 7.25% 5/11/15 pay-in-kind (n)	110	110
Air Freight & Logistics - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.2894% 11/4/13 (n)	222	209
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
CEVA Group PLC: - continued
term loan:
3.2563% 11/4/13 (n)	$ 3,101	$ 2,915
3.2563% 11/4/13 (n)	375	353
		3,477
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (n)	8,293	7,941
US Airways Group, Inc. term loan 2.7884% 3/23/14 (n)	4,593	4,099
		12,040
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (n)	985	872
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (n)	7,990	7,950
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (n)	7,159	7,123
TOTAL INDUSTRIALS		31,572
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0344% 10/24/14 (n)	5,451	4,947
IPC Systems, Inc. Tranche 2LN, term loan 5.5394% 5/31/15 (n)	6,000	5,100
SafeNet, Inc. Tranche 2LN, term loan 6.2534% 4/12/15 (n)	7,500	7,219
		17,266
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.04% 6/11/15 (n)	23,730	22,544
SS&C Technologies, Inc. term loan 2.2831% 11/23/12 (n)	347	347
		22,891
TOTAL INFORMATION TECHNOLOGY		40,157
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.0%
Chemicals - 0.0%
Arizona Chemical term loan 6.75% 11/18/16 (n)	$ 225	$ 227
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp.:
Tranche 2LN, term loan 6.7534% 7/3/15 (n)	4,890	4,572
Tranche B 2LN, term loan 6.75% 3/31/15 (n)	6,455	6,358
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,590	1,580
		12,510
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.29% 12/31/14 (n)	810	198
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7535% 10/10/14 (n)	3,435	2,645
Tranche B2, term loan 3.7535% 10/10/14 (n)	7,325	5,640
Tranche B3, term loan 3.7535% 10/10/14 (n)	15,690	12,042
		20,525
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (n)	12,400	11,532
TOTAL UTILITIES		32,057
TOTAL FLOATING RATE LOANS (Cost $257,255)		263,702
Bank Notes - 0.0%

National City Bank, Cleveland 0.3969% 3/1/13 (n) (Cost $506)	576	571
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	620	$ 538
MUFG Capital Finance 1 Ltd. 6.346% (n)	1,965	2,009
		2,547
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,547
Fixed-Income Funds - 7.1%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	4,736,666	516,486
Fidelity Mortgage Backed Securities Central Fund (o)	7,787,103	823,175
TOTAL FIXED-INCOME FUNDS (Cost $1,257,034)		1,339,661
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.24% (b)	692,389,311	692,389
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(d)	108,110,734	108,111
TOTAL MONEY MARKET FUNDS (Cost $800,500)		800,500
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $9,342)	$ 9,342	9,342
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $16,892,088)		19,139,634
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(394,749)
NET ASSETS - 100%		$ 18,744,885
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,560,000) (m)

	Sept. 2037	$ 9,577	$ (8,956)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,398,000) (m)	Sept. 2037	7,849	(7,340)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $566,000) (m)	Sept. 2037	1,800	(1,683)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,398,000) (m)	Sept. 2037	7,848	(7,340)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,332,000) (m)	Sept. 2037	7,632	(7,138)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,025,000) (m)	Sept. 2037	6,552	(6,128)
		$ 41,258	$ (38,585)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $727,259,000 or 3.9% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $41,854,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,910,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
HMH Holdings, Inc.	1/22/10 - 3/9/10	$ 2,041
Legend Pictures Holdings LLC unit	9/23/10	$ 35,000
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$9,342,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 4,406
Barclays Capital, Inc.	3,251
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,685
$ 9,342
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 453
Fidelity Corporate Bond 1-10 Year Central Fund	6,073
Fidelity Mortgage Backed Securities Central Fund	7,089
Fidelity Securities Lending Cash Central Fund	335
Total	$ 13,950
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ -	$ 516,486	25.5%
Fidelity Mortgage Backed Securities Central Fund	818,951	7,089	-	823,175	11.7%
Total	$ 1,336,053	$ 7,089	$ -	$ 1,339,661
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 13,024
Neurocrine Biosciences, Inc.	12,570	13,417	-	-	32,300
Total	$ 28,952	$ 13,417	$ -	$ -	$ 45,324
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,414,432	$ 1,366,023	$ 13,238	$ 35,171
Consumer Staples	1,083,048	1,083,048	-	-
Energy	1,398,919	1,388,538	10,381	-
Financials	1,384,336	1,352,711	17,780	13,845
Health Care	1,261,126	1,261,063	63	-
Industrials	1,569,055	1,568,744	-	311
Information Technology	2,459,410	2,458,416	-	994
Materials	604,308	567,659	36,649	-
Telecommunication Services	207,686	174,881	32,805	-
Utilities	80,459	74,368	6,091	-
Corporate Bonds	2,027,242	-	2,022,262	4,980
U.S. Government and Government Agency Obligations	2,063,728	-	2,063,728	-
U.S. Government Agency - Mortgage Securities	641,964	-	641,964	-
Asset-Backed Securities	91,986	-	82,443	9,543
Collateralized Mortgage Obligations	111,499	-	108,289	3,210
Commercial Mortgage Securities	310,437	-	285,596	24,841
Municipal Securities	11,618	-	11,618	-
Foreign Government and Government Agency Obligations	1,902	-	1,902	-
Supranational Obligations	156	-	156	-
Floating Rate Loans	263,702	-	263,702	-
Bank Notes	571	-	571	-
Preferred Securities	2,547	-	2,547	-
Fixed-Income Funds	1,339,661	1,339,661	-	-
Money Market Funds	800,500	800,500	-	-
Cash Equivalents	9,342	-	9,342	-
Total Investments in Securities:	$ 19,139,634	$ 13,435,612	$ 5,611,127	$ 92,895
Derivative Instruments:
Liabilities
Swap Agreements	$ (38,585)	$ -	$ (38,585)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Financial Instruments:
Forward Commitments	$ 985	$ -	$ 985	$ -
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	328
Total Unrealized Gain (Loss)	967
Cost of Purchases	38,989
Proceeds of Sales	(1,342)
Amortization/Accretion	193
Transfers in to Level 3	5,279
Transfers out of Level 3	(29,941)
Ending Balance	$ 92,895
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 957

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $17,034,406,000. Net unrealized appreciation aggregated $2,105,228,000, of which $2,473,169,000 related to appreciated investment securities and $367,941,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $41,258,000 representing 0.22% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011